UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035
                                                     ---------

                              AFBA 5Star Fund, Inc.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-299-5794
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2004
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


AFBA STAR FUND, INC. SEMI-ANNUAL REPORT


SEPTEMBER 30, 2004 (UNAUDITED)


[LOGO OMITTED]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS


I am pleased to present the AFBA 5Star Fund, Inc. Semi-Annual Report for the six month period ended September 30, 2004. This report provides you with important information on your investments in the AFBA 5Star Funds as well as the securities markets in general.

On the following pages, you will find commentary from our portfolio management team at Kornitzer Capital Management. The investment process that the team at Kornitzer Capital follows is intensively research-driven. The portfolio managers and analysts on KCM's staff will visit with nearly 500 companies and write over 100 in-depth research reports in calendar year 2004. This research is the driving force behind their day-to-day management of the AFBA 5Star Fund portfolios.

We thank you for your continued confidence in and support of the AFBA 5Star Fund, Inc.


Sincerely,

/S/ C.C. BLANTON
C.C. Blanton
Chairman

PORTFOLIO
MANAGEMENT REVIEW

DEAR VALUED SHAREHOLDERS:

The last six months proved to be a soft period for the equity markets generally speaking, and the AFBA 5Star Funds were not able to entirely avoid the recent back-step. After stocks managed to post impressive gains for the 12 months ending in March 31, 2004 (the S&P was up more than 32% over that 12 month period), the equity markets lost some headway, especially over the third quarter of 2004 with most major indices posting quarterly losses. This pull back is to be expected, as much of the early run up in stocks was in anticipation of positive earnings growth due to an improving economic climate. Much of that early economically driven earnings bounce is behind us, and now equity markets are trying to discern and understand the trajectories of future corporate earnings.

We have thought for some time that the current market conditions are very similar to what we experienced in 1994/1995. During 1994, the Fed was raising interest rates to slow the economy down. This resulted in a difficult bond market as well as a flat stock market. In 1995, once the market sensed that the Fed was done raising rates and had slowed the economy to a reasonable, non-inflationary pace, the stock market began to move upward. Today, we think we are in the same kind of mode, although we do not believe that the Fed is going to have to be as aggressive as it was in 1994. There are also some major differences between today's market and the 1994/1995 period. Specifically, we have the ongoing threat of terrorism that we believe will place more of a risk premium on this market than we have experienced in the past. But by and large, we feel that the economy in general is healthy and that the stock market is poised to move upward in the near term. We have been generally pleased with the earnings of the companies in the Funds. We believe as the markets come through this period of vacillation and indecision, stock prices should again reflect underlying corporate fundamentals, which are quite healthy.

AFBA 5STAR SMALL CAP FUND was down 4.41% over the six-month period ending September 30, 2004. This compares to the S&P 600 Small Cap Index which was up 2.18%. Much of the Fund's performance over this short time period can be traced to our heavy allocation in consumer discretionary stocks and our under weighting in the energy sector. Technology stocks as a group also underperformed. However, several stocks were standout performers during the quarter. American Medical Systems Holdings (2.49% of Fund assets), American Eagle Outfitters (1.98% of Fund assets) and Penn National Gaming (2.63% of Fund assets) performed strongly. As technology wavered in August, we did take advantage of this downturn to add to some of our existing technology positions. We also began to prudently trim some of our strongest performing stocks in healthcare, retail, and leisure.

AFBA 5STAR MID CAP FUND was down 7.50% over the six month period covered by this report. The Fund's benchmark, the S&P MidCap 400, was off 1.15% over the same period. The underperformance over this relatively short period can be traced to our heavier allocation in technology stocks. In particular, technology stocks performed poorly in August 2004. Additionally, the Fund is underweighted in the energy sector - a sector that performed strongly during the period. Several stocks were standout performers: Garmin Ltd. (2.23% of Fund assets), a manufacturer of navigation equipment that uses the global positioning system. Garmin is well positioned to benefit from the growing popularity and usefulness of wireless applications and the increasing portability of technology products. Elan Corporation PLC (2.80% of Fund assets) and Pharmaceutical Product Development, Inc. (2.52% of Fund assets), both in the healthcare sector, also did well.

AFBA 5STAR LARGE CAP FUND was down 5.34% during the prior six months.
The Fund's benchmark, the S&P 500, was off 0.18% over the same period. The Fund is overweighted (versus its benchmark) in two areas that had particularly poor showings over the last six months: technology and healthcare (primarily pharmaceutical stocks).

We added some new holdings to the Fund during the period: Boston Scientific Corp. (1.02% of Fund assets); IAC/InterActiveCorp (1.02% of Fund assets); and Texas Instruments, Inc. (1.60% of Fund assets). Marriott International, Inc. (3.22% of Fund assets), Fedex Corp. (3.32% of Fund assets) and Schering-Plough Corp. (2.63% of Fund assets) were standout performers during the period.

AFBA 5STAR USA GLOBAL Fund was down 3.88% over the last 6 months. The Fund's benchmark, the S&P 500, was off 0.18% over the same period. While recent performance has been weak, the Fund has been a particularly strong performer versus its benchmark over the past five years. Although we had reduced the exposure to technology stocks in this Fund relative to its historical composition, the Fund still is overweighted in this sector relative to the S&P 500 which was the primary driver of relative performance over the preceding six months.

We added some new holdings to the Fund, including Molex, Inc. (1.02% of Fund assets), a manufacturer of electrical switches and connectors serving automobile and computer manufacturers, as well as the telecomm industry. Another new holding, Sybron Dental Specialties, Inc. (0.71% of Fund assets), is a manufacturer and distributor of orthodontic and dental products. We also added positions in Abbott Laborotories (1.53% of Fund assets), Cabot Microelectronics (2.03% of Fund assets) and Gentex Corp. (1.74% of Fund assets) to name a few. Like all the other companies in this Fund, these firms generate a substantial portion of their business outside of the United States. As one might expect, strong performers over the preceding six months came from the energy sector including Unocal Corp. (1.13% of Fund assets), Exxon Mobil Corp. (1.05% of Fund assets) and ChevronTexaco Corp. (1.10% of Fund assets).

AFBA 5STAR SCIENCE & TECHNOLOGY FUND was down 7.77% during the recent six months. The Fund's benchmark, the Lipper Science & Technology Index, was off 11.02% over the same period. There was a high level of activity in our management of the Fund during the period. For most of 2004, we positioned the Fund to have a larger exposure to healthcare stocks and a smaller allocation to technology stocks. This allocation decision, which was made in late 2003, was driven by our belief that healthcare stocks were more cheaply valued than technology stocks. This allocation has helped the Fund outperform its benchmark over the past year. As technology stocks performed poorly through August, we began to find better bargains in the tech sector versus the healthcare sector. We bought technology stocks extensively during the third quarter of 2004 (and prudently trimmed some of our healthcare winners).

AFBA 5STAR HIGH YIELD FUND was up 1.51% over the last half year. The Fund's benchmark, the Lipper High Yield Index, was up 3.45% over the same period. We feel that the economy in general is strong and that the stock market may be poised to move upward in the near term. Once this happens, we feel confident that bond prices will drop. We have held a very high cash position in the Fund due to a lack of appropriate yield opportunities and to take advantage of a drop in bond prices if our instincts prove to be correct. Our cash position is down from its highest levels as we purchased numerous convertible bonds, taking advantage of a weak stock market. However, a substantial cash position remains earmarked for corporate bonds as yields rise.

AFBA 5STAR BALANCED FUND continued to be a strong performer, posting a positive return of 5.00% over the prior six months versus the Fund's benchmark (S&P 500) which posted a loss of 0.18% over the same period. Energy sector holdings were the primary driver of performance including ConocoPhillips (1.58% of Fund assets), ChevronTexaco Corp. (3.07% of Fund assets) and Kerr McGee Corp. (2.18% of Fund assets). We are keeping the bond/equity mix at approximately 50% / 50%, with most stocks paying dividends in the 2-3% range.

Thank you for your investments and confidence in the AFBA 5Star family of mutual funds.

Sincerely,

/S/ JOHN C. KORNITIZER        /S/ KENT W. GASAWAY

John C. Kornitzer             Kent W. Gasaway, CFA
President                     Senior Vice President
Kornitzer Capital Management  Kornitzer Capital Management


/S/ ROBERT MALE               /S/ GRANT SARRIS

Robert Male, CFA              Grant Sarris, CFA
Senior Vice President         Senior Vice President
Kornitzer Capital Management  Kornitzer Capital Management

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

                                 INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 9/30/04

                             INCEPTION      ONE YEAR                                            SINCE     LIFE OF FUND
AFBA 5STAR FUND                DATE       ENDED 9/30/04    THREE YEARS*     FIVE YEARS*      INCEPTION*    CUMULATIVE*
---------------------------------------------------------------------------------------------------------------------------
BALANCED
     Class I                  6/3/97          16.73%           8.95%           7.21%            6.08%         54.09%
     Class A                 9/24/01          10.05%           6.83%             N/A            8.80%         28.98%
     Class B                 9/24/01          10.90%           6.98%             N/A            9.28%         30.70%
     Class C                 9/24/01          14.56%           7.89%             N/A            9.87%         32.84%
     Class R                 2/17/04             N/A             N/A             N/A            4.18%          4.18%
LARGE CAP
     Class I                  6/3/97           5.23%           2.10%           1.19%            3.21%         26.07%
     Class A                 9/24/01         (0.84%)          (0.03%)            N/A            1.98%          6.11%
     Class B                 9/24/01         (0.60%)          (0.01%)            N/A            2.38%          7.34%
     Class C                 9/24/01           3.06%           1.06%             N/A            3.08%          9.59%
     Class R                 2/17/04             N/A             N/A             N/A           (8.73%)        (8.73%)
HIGH YIELD
     Class I                  6/3/97           9.61%           9.55%           8.83%            6.28%         56.28%
     Class A                 9/24/01           5.11%           7.87%             N/A            8.19%         26.79%
     Class B                 9/24/01           4.40%           7.62%             N/A            8.21%         26.86%
     Class C                 9/24/01           7.48%           8.50%             N/A            8.79%         28.92%
     Class R                 2/17/04             N/A             N/A             N/A            1.86%          1.86%
USA GLOBAL
     Class I                  6/3/97          13.78%           5.32%           3.10%            5.05%         43.48%
     Class A                 9/24/01           7.30%           3.06%             N/A            4.88%         15.46%
     Class B                 9/24/01           7.95%           3.27%             N/A            5.39%         17.17%
     Class C                 9/24/01          11.69%           4.30%             N/A            6.09%         19.51%
     Class R                 2/17/04             N/A             N/A             N/A           (6.57%)        (6.57%)
SCIENCE & TECHNOLOGY
     Class I                10/12/01          15.43%             N/A             N/A            4.88%         15.20%
     Class A                10/12/01           8.85%             N/A             N/A            2.67%          8.13%
     Class B                10/12/01           9.55%             N/A             N/A            2.84%          8.65%
     Class C                10/12/01          13.30%             N/A             N/A            3.86%         11.90%
     Class R                 2/17/04             N/A             N/A             N/A           (7.32%)        (7.32%)
SMALL CAP
     Class I                10/15/01          20.17%             N/A             N/A           13.55%         45.65%
     Class A                10/15/01          13.28%             N/A             N/A           11.12%         36.62%
     Class B                10/15/01          14.29%             N/A             N/A           11.58%         38.29%
     Class C                10/15/01          18.04%             N/A             N/A           12.46%         41.54%
     Class R                 2/17/04             N/A             N/A             N/A           (2.18%)        (2.18%)
MID CAP
     Class I                  5/1/02          14.18%             N/A             N/A            7.24%         18.40%
     Class A                  5/1/02           7.68%             N/A             N/A            4.51%         11.25%
     Class B                  5/1/02           8.26%             N/A             N/A            4.90%         12.25%
     Class C                  5/1/02          12.01%             N/A             N/A            6.14%         15.50%
     Class R                 2/17/04             N/A             N/A             N/A           (4.45%)        (4.45%)

* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT ANNUALIZED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. RETURNS CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE AT WWW.AFBAFUNDS.COM. PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALL INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PERFORMANCE INFORMATION IS RESTATED TO REFLECT THE CURRENT MAXIMUM FRONT-END SALES CHARGE (IN THE CASE OF CLASS A SHARES) OR THE MAXIMUM DEFERRED SALES CHARGE (IN THE CASE OF CLASS B AND C), AND ASSUMES THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE MAXIMUM FRONT-END SALES CHARGES FOR CLASS A ARE AS
FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND AND AFBA 5STAR SMALL CAP FUND, AND AFBA 5STAR MID CAP FUND - 5.50%: AFBA 5STAR HIGH YIELD FUND - 3.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES ARE AS FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND , AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 4.75%: AFBA 5STAR HIGH YIELD FUND - 4.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C OF ALL THE PORTFOLIOS IS 1.00%.

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS
LIPPER BALANCED FUND INDEX(2) AND S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR
                    BALANCED FUND -         BALANCED FUND -        BALANCED FUND -           LIPPER BALANCED              S&P 500
                         CLASS A                CLASS B                CLASS C                 FUND INDEX                  INDEX
9/24/01*                  9450                  10000                   10000                    10000                      10000
3/31/2002                11396                  12017                   12017                    10197                      10203
9/30/2002                 8910                   9315                    9315                     8582                       7312
3/31/2003                 9517                   9913                    9911                     8885                       7678
9/30/2003                11077                  11497                   11496                    10057                       9094
3/31/2004                12306                  12728                   12717                    11114                      10373
9/30/2004                12897                  13070                   13284                    11120                      10354

*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR
                    LARGE CAP FUND -       LARGE CAP FUND -       LARGE CAP FUND -              S&P 500
                         CLASS A                CLASS B                CLASS C                   INDEX
9/24/01*                  9450                  10000                   10000                    10000
3/31/2002                11658                  12279                   12289                    10203
9/30/2002                 7601                   7977                    7987                     7312
3/31/2003                 7996                   8357                    8367                     7678
9/30/2003                10108                  10522                   10532                     9094
3/31/2004                11221                  11643                   11643                    10373
9/30/2004                10610                  10734                   10959                    10354

*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS LIPPER HIGH YIELD FUND INDEX(4) AND
MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR                  LIPPER               MERRILL LYNCH
                    HIGH YIELD FUND -     HIGH YIELD FUND -       HIGH YIELD FUND -            HIGH YIELD              HIGH YIELD
                         CLASS A                CLASS B                CLASS C                 FUND INDEX              BOND INDEX
9/24/01*                  9625                  10000                   10000                    10000                    10000
3/31/2002                10072                  10429                   10429                     9823                    10754
9/30/2002                 9686                   9999                    9996                     8997                     9776
3/31/2003                10466                  10760                   10754                    10136                    11148
9/30/2003                11614                  11886                   11885                    11382                    12536
3/31/2004                12515                  12762                   12768                    12279                    13562
9/30/2004                12678                  12685                   12892                    12702                    14067

*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR USA GLOBAL FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR
                   USA GLOBAL FUND -      USA GLOBAL FUND -      USA GLOBAL FUND -              S&P 500
                         CLASS A                CLASS B                CLASS C                   INDEX
9/24/01*                  9450                  10000                   10000                    10000
3/31/2002                12139                  12791                   12791                    10203
9/30/2002                 7802                   8184                    8193                     7312
3/31/2003                 8118                   8491                    8491                     7678
9/30/2003                10171                  10596                   10605                     9094
3/31/2004                12024                  12484                   12484                    10373
9/30/2004                11546                  11717                   11951                    10354

*INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS A, B, C SHARES
VERSUS LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5) AND S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR
                  SCIENCE & TECHNOLOGY   SCIENCE & TECHNOLOGY   SCIENCE & TECHNOLOGY             LIPPER
                         FUND -                 FUND -                 FUND -             SCIENCE & TECHNOLOGY             S&P 500
                         CLASS A                CLASS B                CLASS C                 FUND INDEX                   INDEX
10/12/01*                 9450                  10000                   10000                    10000                      10000
3/31/2002                10745                  11330                   11330                    10429                      10577
9/30/2002                 5462                   5740                    5740                     5677                       7580
3/31/2003                 6369                   6670                    6670                     6565                       7959
9/30/2003                 9386                   9790                    9790                     8873                       9427
3/31/2004                11739                  12190                   12190                    10068                      10753
9/30/2004                10813                  10865                   11190                     8957                      10733

*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
LIPPER SMALL CAP FUND INDEX(7) AND S&P 600 SMALL CAP INDEX(6)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR             AFBA 5STAR             AFBA 5STAR             LIPPER SMALL CAP               S&P 600
                     SMALL CAP FUND        SMALL CAP FUND -       SMALL CAP FUND -                FUND                    SMALL CAP
                         CLASS A                CLASS B                CLASS C                    INDEX                     NDEX
10/15/01*                 9450                  10000                   10000                    10000                      10000
3/31/2002                11907                  12570                   12570                    11328                      12199
9/30/2002                 8025                   8430                    8430                     8358                       9281
3/31/2003                 7806                   8170                    8170                     8460                       9172
9/30/2003                11399                  11890                   11890                    10995                      11772
3/31/2004                14307                  14877                   14877                    13139                      14354
9/30/2004                13662                  13829                   14154                    12923                      14669

*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS
LIPPER MID CAP FUND INDEX(9), S&P 500 INDEX(1) AND S&P 400 MID CAP INDEX(8)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   AFBA 5STAR         AFBA 5STAR         AFBA 5STAR          S&P 400                           LIPPER
                 MID CAP FUND -     MID CAP FUND -     MID CAP FUND -        MID CAP          S&P 500          MID CAP
                     CLASS A            CLASS B            CLASS C            INDEX            INDEX         FUND INDEX
5/1/02*                9450              10000               10000           10000           10000              10000
9/30/2002              7021               7410                7410            7604            7629               7392
3/31/2003              7324               7690                7690            7500            8011               7620
9/30/2003              9764              10220               10220            9636            9488               9416
3/31/2004             12042              12550               12550           11459           10823              11036
9/30/2004             11125              11225               11550           11327           10803              10791

*INCEPTION OF CLASSES A, B AND C

AFBA 5STAR BALANCED FUND - CLASS ISHARES VERSUS
LIPPER BALANCED FUND INDEX(2) AND S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR               LIPPER
                    BALANCED FUND -          BALANCED FUND             S&P 500
                         CLASS I                INDEX                   INDEX
6/3/97*                  10000                  10000                   10000
3/31/98                  11676                  12051                   13162
3/31/99                  10913                  13059                   15595
3/31/2000                12811                  14424                   18395
3/31/2001                12685                  13627                   14412
3/31/2002                13609                  13964                   14448
3/31/2003                11335                  12168                   10873
3/31/2004                14676                  15221                   14689
9/30/2004                15409                  15229                   14662

*INCEPTION


AFBA 5STAR LARGE CAP FUND - CLASS ISHARES
VERSUS S&P 500 INDEX(1)


[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR
                    LARGE CAP FUND -           S&P 500
                         CLASS I                INDEX
6/3/97*                  10000                  10000
3/31/98                  11892                  13162
3/31/99                  11723                  15595
3/31/2000                15031                  18395
3/31/2001                13533                  14412
3/31/2002                13787                  14448
3/31/2003                 9481                  10873
3/31/2004                13318                  14689
9/30/2004                12607                  14662

*INCEPTION


AFBA 5STAR HIGH YIELD FUND - CLASS ISHARES
VERSUS LIPPER HIGH YIELD FUND INDEX(4) AND
MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    AFBA 5STAR          LIPPER HIGH YIELD        MERRILL LYNCH
                HIGH YIELD FUND -           HIGH YIELD            HIGH YIELD
                  CLASS I SHARES           FUND INDEX             BOND INDEX
6/3/97*               10000                  10000                   10000
3/31/98               10948                  11361                   11123
3/31/99               10023                  11221                   11340
3/31/2000             10452                  11221                   11189
3/31/2001             11862                  10639                   11646
3/31/2002             12357                  10223                   11865
3/31/2003             12865                  10549                   12300
3/31/2004             15446                  12778                   14963
9/30/2004             15629                  13219                   15519

*INCEPTION


AFBA 5STAR USAGLOBAL FUND - CLASS ISHARES
VERSUS S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR
                   USA GLOBAL FUND -           S&P 500
                         CLASS I                INDEX
6/3/97*                  10000                  10000
3/31/98                  11227                  13162
3/31/99                  11168                  15595
3/31/2000                17100                  18395
3/31/2001                13793                  14412
3/31/2002                15006                  14448
3/31/2003                10060                  10873
3/31/2004                14937                  14689
9/30/2004                14348                  14662

*INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS ISHARES VERSUS
LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5) AND S&P 500 INDEX(1)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR               LIPPER
                       SCIENCE &               SCIENCE &
                   TECHNOLOGY FUND -        TECHNOLOGY FUND            S&P 500
                         CLASS I                 INDEX                  INDEX
10/12/01*                10000                  10000                   10000
3/31/2002                11380                  10429                   10577
3/31/2003                 6760                   6565                    7959
3/31/2004                12490                  10068                   10753
9/30/2004                11520                   8957                   10733

*INCEPTION


AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
LIPPER SMALL CAP FUND INDEX(7) AND S&P 600 SMALL CAP INDEX(6)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       AFBA 5STAR               LIPPER                 S&P 600
                    SMALL CAP FUND -           SMALL CAP              SMALL CAP
                         CLASS I                 INDEX                  INDEX
10/15/01*                10000                  10000                   10000
3/31/2002                12620                  11328                   12199
3/31/2003                 8290                   8460                    9172
3/31/2004                15237                  13139                   14354
9/30/2004                14565                  12923                   14669

*INCEPTION


AFBA 5STAR MID CAP FUND - CLASS ISHARES VERSUS
LIPPER MID CAP FUND INDEX(9), S&P 500 INDEX(1) AND S&P 400 MID CAP INDEX(8)

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 AFBA 5STAR         S&P 400                       LIPPER
               MID CAP FUND -       MID CAP       S&P 500         MID CAP
                   CLASS I           INDEX         INDEX           INDEX
5/1/02*            10000            10000          10000          10000
3/31/2003           7770             7692           8011           7620
3/31/2004          12800            11459          10823          11036
9/30/2004          11840            11327          10803          10791

*INCEPTION

BENCHMARK INFORMATION

1 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

2 THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE MERRILL LYNCH HIGH YIELD CASH BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

6 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

7 THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

8 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE PRIMARY INDEX THAT THE AFBA 5STAR MID CAP FUND USES FOR COMPARISON PURPOSES IS THE S&P 400 MID CAP INDEX. THE FUND PREVIOUSLY PRESENTED THE S&P 500 INDEX IN SHAREHOLDER COMMUNICATIONS, BUT THE FUND HAS NOW SELECTED THE S&P 400 MID CAP INDEX AS THE MOST MEANINGFUL INDEX FOR COMPARISON PURPOSES.

9 THE LIPPER MID CAP FUND INDEX IS COMPRISED OF MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID CAP 400 INDEX. THESE FUNDS HAVE LATITUDE WITH RESPECT TO THE VALUATIONS (PRICE-TO-EARNINGS, PRICE-TO-BOOK, AND THREE-YEAR EARNINGS GROWTH) OF THE SECURITIES IN THEIR PORTFOLIO AND MAY ALTER THEIR PORTFOLIO STYLE OVER TIME. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR FUND
  PORTFOLIO SUMMARY
    AS OF 9/30/04


AFBA 5STAR BALANCED FUND
  SECTORS1
   STOCKS
     Aerospace................................      1.52%
     Consumer Cyclical........................      1.47%
     Consumer Staple..........................      7.36%
     Energy...................................     15.79%
     Entertainment............................      2.94%
     Financial................................     10.99%
     Health Care - Drugs......................      5.83%
     Health Care - Products...................      1.30%
     Insurance................................      2.42%
     Technology  - Equipment..................      1.10%
     Technology - Semiconductor...............      0.57%
     Technology - Software....................      1.36%
     Transportation & Service.................      1.44%
   CONVERTIBLE PREFERRED STOCKS...............      2.48%
   CORPORATE BONDS............................     26.11%
   CONVERTIBLE CORPORATE BONDS................      6.20%
   MONEY MARKET ACCOUNT.......................     11.12%
   TOTAL......................................    100.00%


AFBA 5STAR HIGH YIELD FUND
  SECTORS1
   STOCKS
     Consumer Cyclical........................      0.66%
     Consumer Staples.........................      0.62%
     Energy...................................      1.49%
     Financial................................      2.41%
     Health Care - Drugs......................      1.53%
     Technology - Equipment...................      1.04%
   CONVERTIBLE PREFERRED STOCKS...............      1.32%
   CORPORATE BONDS............................     32.71%
   CONVERTIBLE CORPORATE BONDS................     19.81%
   MONEY MARKET ACCOUNT.......................     38.41%
   TOTAL......................................    100.00%


AFBA 5STAR SCIENCE & TECHNOLOGY FUND
  SECTORS1
   STOCKS
     Health Care - Biomedical.................      7.99%
     Health Care - Drugs......................     19.93%
     Health Care - Products...................     10.85%
     Technology - Equipment...................     14.24%
     Technology - Hardware....................      8.43%
     Technology - Semiconductor...............     19.18%
     Technology - Software....................     11.39%
   MONEY MARKET ACCOUNT.......................      7.99%
   TOTAL......................................    100.00%


AFBA 5STAR MID CAP FUND
  SECTORS1
   STOCKS
     Consumer Cyclical........................     18.42%
     Education................................      2.53%
     Entertainment............................      7.68%
     Financial................................     13.89%
     Health Care - Biomedical.................      6.47%
     Health Care - Drugs......................     11.16%
     Health Care - Products...................      1.40%
     Hotels...................................      2.14%
     Technology -Software.....................      6.60%
     Technology - Equipment...................     13.32%
     Technology - Semiconductor...............      9.52%
   MONEY MARKET ACCOUNT.......................      6.87%
   TOTAL......................................    100.00%


1 As a percentage to total holdings as of September 30, 2004. Holdings are subject to change.

AFBA 5STAR LARGE CAP FUND
  SECTORS1
   STOCKS
     Consumer Cyclical........................      2.63%
     Consumer Staples.........................     12.75%
     Entertainment............................      8.54%
     Financial................................     18.34%
     Health Care - Drugs......................     13.03%
     Health Care - Products...................      6.61%
     Hotels Technology - Equipment............      3.18%
     Technology - Hardware....................      2.36%
     Tachnology - Equipment...................      3.93%
     Technology - Semiconductor...............      8.19%
     Technology - Software....................      9.09%
     Transportation & Services................      5.94%
   MONEY MARKET ACCOUNT.......................      5.41%
   TOTAL......................................    100.00%


AFBA 5STAR USA GLOBAL FUND
  SECTORS1
   STOCKS
     Capital Goods............................      1.50%
     Consumer Cyclical........................      6.93%
     Consumer Staples.........................     19.57%
     Energy...................................      6.69%
     Health Care - Biomedical.................      4.48%
     Health Care - Drugs......................     10.70%
     Health Care - Products...................      8.39%
     Insurance................................      5.17%
     Technology - Equipment...................      7.38%
     Technology - Hardware....................      5.37%
     Technology - Semiconductor...............     13.55%
     Technology - Software....................      3.16%
   MONEY MARKET ACCOUNT.......................      7.11%
   TOTAL......................................    100.00%


AFBA 5STAR SMALL CAP FUND
  SECTORS1
   STOCKS
     Consumer Cyclical........................     22.23%
     Consumer Staples.........................      2.80%
     Education................................      4.48%
     Entertainment............................     11.49%
     Financial................................      5.74%
     Health Care - Biomedical.................      3.53%
     Health Care - Clinical...................      0.26%
     Health Care - Drugs......................      8.77%
     Health Care - Products...................     13.56%
     Hotels...................................      1.00%
     Technology - Equipment...................      8.96%
     Technology - Hardware....................      0.88%
     Technology - Semiconductor...............      6.57%
     Technology - Software....................      1.36%
   MONEY MARKET ACCOUNT.......................      8.37%
   TOTAL......................................    100.00%


1 As a percentage to total holdings as of September 30, 2004. Holdings are subject to change.

AFBA 5STAR FUND
  EXPENSE TABLES
    AS OF 9/30/04


                                 EXPENSE TABLES

As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

AFBA 5STAR BALANCED FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04        $1,050.00   $1,048.10  $1,044.60  $1,044.60  $1,047.80  $1,019.63  $1,018.37  $1,014.57  $1,014.57  $1,017.10
Expenses Incurred
   During Period           $5.54       $6.81     $10.63     $10.63      $8.09      $5.47      $6.73     $10.53     $10.53      $8.00
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08 and 1.58% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR LARGE CAP FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
   Value 9/30/04         $946.60     $945.60    $941.30    $941.30    $943.90  $1,018.62  $1,017.35  $1,013.56  $1,013.56  $1,016.09
Expenses Incurred
   During Period           $6.23       $7.44     $11.07     $11.07      $8.65      $6.48      $7.75     $11.54     $11.54      $9.01
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28 %, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


AFBA 5STAR HIGH YIELD FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04        $1,015.10   $1,013.10  $1,009.70  $1,009.70  $1,012.10  $1,019.63  $1,018.37  $1,014.57  $1,014.57  $1,017.10
Expenses Incurred
  During Period            $5.44       $6.69     $10.45     $10.45      $7.95      $5.47      $6.73     $10.53     $10.53      $8.00
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08 and 1.58% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR USA GLOBAL FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04          $961.20     $960.20    $945.45    $957.30    $959.10  $1,018.62  $1,017.35  $1,013.56  $1,013.56  $1,016.09
Expenses Incurred
  During Period            $6.28       $7.50     $11.15     $11.16      $8.72      $6.48      $7.75     $11.54     $11.54      $9.01
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28 %, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04          $922.30     $921.10    $918.00    $918.00    $920.10  $1,018.62  $1,017.35  $1,013.56  $1,013.56  $1,016.09
Expenses Incurred
  During Period            $6.15       $7.35     $10.93     $10.93      $8.54      $6.48      $7.75     $11.54     $11.54      $9.01
------------------------------------------------------------------------------------------------------------------------------------


For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28 %, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR SMALL CAP FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04          $955.90     $954.90    $954.20    $954.20    $953.50  $1,018.62  $1,017.35  $1,013.56  $1,013.56  $1,016.09
Expenses Incurred
  During Period            $6.26       $7.48     $11.14     $11.14      $8.69      $6.48      $7.75     $11.54     $11.54      $9.01
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28 %, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR MID CAP FUND
                                                                                            HYPOTHETICAL PERFORMANCE
                                       ACTUAL PERFORMANCE                                 (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------   -----------------------------------------------------
                       I SHARES    A SHARES   B SHARES   C SHARES   R SHARES   I SHARES   A SHARES   B SHARES   C SHARES   R SHARES
------------------------------------------------------------------------------------------------------------------------------------
Beginning Account
  Value 4/01/04        $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 9/30/04          $925.00     $923.90    $920.30    $920.30    $922.90  $1,018.62  $1,017.35  $1,013.56  $1,013.56  $1,016.09
Expenses Incurred
  During Period            $6.16       $7.36     $10.95     $10.95      $8.56      $6.48      $7.75     $11.54     $11.54      $9.01
------------------------------------------------------------------------------------------------------------------------------------

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28 %, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R,
respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 54.47%
AEROSPACE -- 1.53%
    5,000       Lockheed Martin Corp....................................................................  $    278,900
   10,000       Northrop Grumman Corp...................................................................       533,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               812,200
CONSUMER CYCLICAL -- 1.48%
    5,000       General Electric Co.....................................................................       167,900
   10,000       General Motors Corp.....................................................................       424,800
   15,000       The ServiceMaster Co....................................................................       192,900
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               785,600
CONSUMER STAPLES -- 7.41%
    5,000       Campbell Soup Co........................................................................       131,450
   10,000       The Coca-Cola Co........................................................................       400,500
    5,000       Colgate-Palmolive Co....................................................................       225,900
   25,000       ConAgra Foods, Inc......................................................................       642,750
    5,000       Costco Wholesale Co.....................................................................       207,800
   15,000       General Mills, Inc......................................................................       673,500
   15,000       H.J. Heinz Co...........................................................................       540,300
   10,000       Kellog Co...............................................................................       426,600
    5,000       PepsiCo, Inc............................................................................       243,250
    5,000       Sara Lee Corp...........................................................................       114,300
    5,000       WM. Wrigley Jr. Co......................................................................       316,550
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,922,900
ENERGY -- 15.91%
    5,000       Amerada Hess Corp.......................................................................       445,000
   10,000       Anadarko Petroleum Corp.................................................................       663,600
   10,000       Apache Corp.............................................................................       501,100
   20,000       BP PLC (a)..............................................................................     1,150,600
   30,000       ChevronTexaco Corp......................................................................     1,609,200
   10,000       ConocoPhillips..........................................................................       828,500
    1,565       Eagle GeoPhysical, Inc.* ...............................................................         7,825
   10,000       Exxon Mobil Corp........................................................................       483,300
   10,000       Frontier Oil Corp.......................................................................       236,100
   20,000       Kerr-McGee Corp.........................................................................     1,145,000
   25,000       Marathon Oil Corp.......................................................................     1,032,000
   10,000       Suncor Energy, Inc......................................................................       320,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,422,325
ENTERTAINMENT -- 2.96%
    40,000      Argosy Gaming Co.*......................................................................     1,568,000
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 11.07%
    30,000      Bank of America Corp....................................................................     1,299,900
    10,000      Cincinnati Financial Corp...............................................................       412,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                      MARKETVALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCIAL -- 11.07% -- (CONTINUED)
     5,000      Citigroup, Inc..........................................................................  $    220,600
    15,000      J.P. Morgan Chase & Co..................................................................       595,950
    10,000      KeyCorp.................................................................................       316,000
     5,000      Lincoln National Corp...................................................................       235,000
    10,000      Marshall & Ilsley Corp..................................................................       403,000
    10,000      Northern Trust Corp.....................................................................       408,000
    15,000      Regions Financial Corp..................................................................       495,900
    25,000      U.S. Bancorp............................................................................       722,500
    10,000      Washington Mutual, Inc..................................................................       390,800
    10,000      Wilmington Trust Corp...................................................................       362,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,861,950
HEALTH CARE - DRUGS -- 5.87%
    10,000      Abbott Laboratories.....................................................................       423,600
    25,000      Bristol-Myers Squibb Co.................................................................       591,750
     5,000      Forest Laboratories, Inc................................................................       224,900
     5,000      GlaxoSmithKline PLC (a).................................................................       218,650
    15,000      Merck & Co., Inc........................................................................       495,000
    10,000      Pfizer, Inc.............................................................................       306,000
    25,000      Schering-Plough Corp....................................................................       476,500
    10,000      Wyeth...................................................................................       374,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,110,400
HEALTH CARE - PRODUCTS -- 1.37%
     5,000      Baxter International, Inc...............................................................       160,800
    10,000      Johnson & Johnson.......................................................................       563,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               724,100
INSURANCE -- 2.43%
    10,000      The Allstate Corp.......................................................................       479,900
     5,000      The Chubb Corp..........................................................................       351,400
    10,000      Marsh & McLennan Co.....................................................................       457,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,288,900
TECHNOLOGY - EQUIPMENT -- 1.11%
    10,000      Pitney Bowes, Inc.......................................................................       441,000
     5,000      Sandisk Corp.*..........................................................................       145,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               586,600
TECHNOLOGY - SEMICONDUCTOR -- 0.57%
    15,000      Intel Corp..............................................................................       300,900
---------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE -- 1.31%
    25,000      Microsoft Corp..........................................................................       691,250
---------------------------------------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TRANSPORTATION & SERVICES -- 1.45%
     5,000      Fedex Corp..............................................................................  $    428,450
    25,000      Southwest Airlines Co...................................................................       340,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               768,950

TOTAL COMMON STOCKS.....................................................................................    28,844,075
---------------------------------------------------------------------------------------------------------------------------
(COST $25,425,732)

CONVERTIBLE PREFERRED STOCKS -- 2.50%
     3,000      Fleetwood Capital Trust, 6.00%, 2/15/28 *...............................................       136,125
    30,600      ICO, Inc.,1.6875%, 12/31/49 *...........................................................       579,258
    12,500      TXI Capital Trust, Inc., 5.50%, 6/2/28  ................................................       608,625
---------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................     1,324,008
---------------------------------------------------------------------------------------------------------------------------
(COST $864,624)

CORPORATE BONDS -- 26.31.%
$1,150,000      Aaipharma, Inc., 11.50% due 4/1/20 .....................................................       747,500
   250,000      Alpharma, Inc., 8.625% due 5/1/11 (b)...................................................       257,500
 1,000,000      Athena Neuro Fin LLC, 7.25% due 2/21/08.................................................     1,017,500
    75,000      Cenveo Corp., 9.625% due 3/15/12........................................................        82,875
 1,000,000      Charter Communications Holdings, 11.125% due 1/15/11....................................       815,000
   200,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................             0
   100,000      Fisher Communications, Inc., 8.625% due 9/15/14.........................................       104,500
   155,000      Frontier Oil Corp., 11.75% due 11/15/09.................................................       166,044
   375,000      Host Marriott LP, 9.25% due 10/1/07.....................................................       421,875
 1,000,000      Interface, Inc., 9.50% due 2/1/14.......................................................     1,040,000
   100,000      Inverness Medical Innovations, 8.75% due 2/15/12 (b)....................................       101,000
    25,000      John Q. Hammons Hotels, 8.875% due 5/15/12..............................................        28,000
    25,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/10  (c)......................................         5,187
   215,000      Mandalay Resort Group, 7.625% due 7/15/13...............................................       228,975
   200,000      MGM Mirage, Inc., 8.375% due 2/1/11.....................................................       221,750
 1,000,000      Mikohn Gaming, 11.875% due 8/15/08......................................................     1,065,000
   725,000      Nash Finch Co., 8.50% due 5/1/08........................................................       749,469
   100,000      Park Place Entertainment, 8.125% due 5/15/11............................................       116,000
   350,000      Park Place Entertainment, 8.875% due 9/15/08............................................       399,875
   500,000      Penn National Gaming, Inc, 8.875% due 3/15/10...........................................       550,625
       678      Philip Services, 6.00% due 4/15/10 (d) (e)..............................................             0
   250,000      Pilgrim's Pride Corp., 9.25% due 11/15/13...............................................       276,250
   750,000      Pilgrim's Pride Corp., 9.625% due 9/15/11...............................................       843,750
    50,000      Swift Energy Co., 9.375% due 5/1/12.....................................................        56,250


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES OR
FACE AMOUNT     COMPANY                                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)
$1,350,000      Tesoro Petroleum Corp., 9.625% due 4/1/12............................................... $   1,569,375
   750,000      Texas Industries, Inc., 10.25% due 6/15/11..............................................       866,250
 2,000,000      United Refining Co., 10.5% due 8/15/12 (b)..............................................     1,975,000
   140,000      Wal-Mart Stores, 8.75% due 12/29/06.....................................................       141,471
    75,000      WCI Communities, Inc., 10.625% due 2/15/11..............................................        84,937
   200,000      Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)........................             0
---------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................    13,931,958
---------------------------------------------------------------------------------------------------------------------------
(COST $13,182,006)

CONVERTIBLE CORPORATE BONDS -- 6.25%
   150,000      Axcan Pharma, Inc., 4.25% due 4/15/08 (b)...............................................       200,438
   316,000      Conexant Sysems, 4.00% due 2/1/07.......................................................       281,240
 1,000,000      Edo Corp., 5.25% due 4/15/07............................................................     1,067,500
   900,000      Lions Gate Entertainment, 2.9375 % due 10/15/24 (b).....................................       895,500
   500,000      Lions Gate Entertainment, 4.875 % due 12/15/10 (b)......................................       863,750
     2,000      Moran Energy, Inc., 8.75% due 1/15/08...................................................         1,970
    21,178      Philip Services Corp., 0.00% due 4/15/20 (d) (f)........................................             2
---------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................     3,310,400
---------------------------------------------------------------------------------------------------------------------------
(COST $2,831,782)

MONEY MARKET ACCOUNT -- 11.21%
 5,935,737      PNC Bank Money Market...................................................................     5,935,737
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................     5,935,737
---------------------------------------------------------------------------------------------------------------------------
(COST $5,935,737)

TOTAL INVESTMENTS--  100.74%............................................................................    53,346,178
---------------------------------------------------------------------------------------------------------------------------
(COST $48,239,881)

Liabilities in excess of other assets-- (0.74%).........................................................      (394,225)
                                                                                                           -----------------

TOTAL NET ASSETS-- 100.00%..............................................................................  $  52,951,953
                                                                                                          ==================

(A) -- AMERICAN DEPOSITORY RECEIPT.
(B) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) -- SECURITY IN DEFAULT.
(D) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS.
(E) -- PAYMENT-IN-KIND
(F) -- STEP-UP BOND
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 94.59%
CONSUMER CYCLICAL -- 2.63%
     8,900      Harley-Davidson, Inc....................................................................   $   529,016
---------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 12.75%
     9,900      Colgate-Palmolive Co....................................................................       447,282
    27,000      McDonald's Corp.........................................................................       756,810
     9,800      PepsiCo, Inc............................................................................       476,770
    11,600      Sysco Corp..............................................................................       347,072
    14,900      Walgreen Co.............................................................................       533,867
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,561,801
ENTERTAINMENT -- 8.54%
     9,200      IAC/InterActiveCorp *...................................................................       202,584
     9,900      International Game Technology...........................................................       355,905
    16,400      Carnival Corp...........................................................................       775,556
     8,300      Electronic Arts, Inc.*..................................................................       381,717
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,715,762
FINANCIAL -- 18.34%
    20,200      American Express Co.....................................................................     1,039,492
    14,200      The Bank of New York Co.,  Inc..........................................................       414,214
     5,100      The Goldman Sachs Group, Inc............................................................       475,524
     9,900      Mellon Financial Corp...................................................................       274,131
    11,000      Morgan Stanley .........................................................................       542,300
    15,300      Northern Trust Corp.....................................................................       624,240
     8,800      Principal Financial Group, Inc..........................................................       316,536
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,686,437
HEALTH CARE - DRUGS -- 13.03%
    12,900      Abbott Laboratories.....................................................................       546,444
    16,100      Bayer AG (a)............................................................................       441,623
    14,100      Merck & Co., Inc........................................................................       465,300
    14,400      Pfizer, Inc.............................................................................       440,640
    27,400      Schering-Plough Corp....................................................................       522,244
     7,800      Teva Pharmaceutical Industries Ltd......................................................       202,410
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,618,661
HEALTH CARE - PRODUCTS  -- 6.61%
    14,500      Baxter International, Inc...............................................................       466,320
     5,100      Boston Scientific Corp.*................................................................       202,623
    11,700      Johnson & Johnson.......................................................................       659,061
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,328,004
HOTELS -- 3.18%
    12,300      Marriott International, Inc. - Class A..................................................       639,108
---------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY - EQUIPTMENT -- 3.93%
    24,910      Au Optronics Corp. (a)..................................................................   $   311,873
    34,900      Nokia Oyj ..............................................................................       478,828
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               790,701
TECHNOLOGY - HARDWARE -- 2.36%
    20,300      Cisco Systems, Inc.*....................................................................       367,430
     3,000      Dell Inc.*..............................................................................       106,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               474,230
TECHNOLOGY - SEMI-CONDUCTOR -- 8.19%
    10,700      Analog Devices, Inc.....................................................................       414,946
    19,200      Applied Materials, Inc.*................................................................       316,608
    15,000      Intel Corp..............................................................................       300,900
    14,900      Texas Instruments Inc...................................................................       317,072
    11,000      Xilinx, Inc.............................................................................       297,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,646,526
TECHNOLOGY - SOFTWARE -- 9.09%
    16,500      Automatic Data Processing, Inc..........................................................       681,780
    12,221      First Data Corp.........................................................................       531,614
    22,200      Microsoft Corp. ........................................................................       613,830
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,827,224
TRANSPORTATION & SERVICES -- 5.94%
     7,700      FedEx Corp. ............................................................................      $659,813
    39,250      Southwest Airlines Co. .................................................................       534,585
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,194,398
TOTAL COMMON STOCKS.....................................................................................    19,011,868
---------------------------------------------------------------------------------------------------------------------------
(COST $18,653,846)

MONEY MARKET ACCOUNT -- 5.41%
 1,086,534      PNC Bank Money Market...................................................................     1,086,534
---------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET ACCOUNT..............................................................................     1,086,534
---------------------------------------------------------------------------------------------------------------------------
(COST $1,086,534)

TOTAL INVESTMENTS-- 101.21%.............................................................................    20,098,402
---------------------------------------------------------------------------------------------------------------------------
(COST $19,740,380)

Liabilities in excess of other assets-- (1.21%).........................................................      (241,528)
                                                                                                         ------------------

TOTAL NET ASSETS-- 100.00%.............................................................................. $   19,856,874
                                                                                                         ==================

(A) -- AMERICAN DEPOSITORY RECEIPT
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES OR
FACE AMOUNT      COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 7.81%
---------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 0.66%
    23,800      The ServiceMaster Co....................................................................   $   306,068
---------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.62%
    11,250      ConAgra Foods, Inc.,....................................................................       289,238
---------------------------------------------------------------------------------------------------------------------------

ENERGY -- 1.50%
     4,260      ChevronTexaco Corp......................................................................       228,506
     2,800      ConocoPhillips..........................................................................       231,980
     1,044      Exide Technologies......................................................................         6,947
     4,000      Kerr-McGee Corp.........................................................................       229,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               696,433
FINANCIAL -- 2.44%
     6,000      Bank of America Corp....................................................................       259,980
     5,300      Citigroup, Inc..........................................................................       233,836
     7,700      KeyCorp.................................................................................       243,320
     7,600      W.P. Stewart & Co., Ltd.................................................................       151,924
     6,100      Washingtong Mutual, Inc.................................................................       238,388
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,127,448
HEALTH CARE - DRUGS  -- 1.54%
     6,050      Bayer AG................................................................................       165,952
     4,000      Bristol-Myers Squibb Co.................................................................        94,680
    13,725      Merck & Co., Inc........................................................................       452,925
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               713,557
TECHNOLOGY - EQUIPMENT -- 1.05%
     9,600      SBC Communications, Inc.................................................................       249,120
     6,000      Verizon Communications, Inc.............................................................       236,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               485,400

TOTAL COMMON STOCKS.....................................................................................      3,618,144
---------------------------------------------------------------------------------------------------------------------------
(COST $3,496,981)

CONVERTIBLE PREFERRED STOCKS -1.33%
       500      Adelphia Communications Corp.,13.00%, due 7/15/09 (b)...................................          3,125
     1,370      Eagle GeoPhysical, Inc. * (c)...........................................................          6,850
    10,000      ICO Inc., 1.6878%, 12/31/49 *...........................................................        189,300
     8,575      TXI Capital Trust, Inc., 5.50%, 6/2/28..................................................        417,517

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................    $   616,792
---------------------------------------------------------------------------------------------------------------------------
(COST $474,578)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 SHARES OR
FACE AMOUNT      COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 33.00%
$  640,000      AaiPharma, Inc., 11.50% due 4/1/20...................................................... $      416,000
   250,000      Allied Waste North America 7.875% due 4/15/13...........................................        265,000
   150,000      Allied Waste North America 9.25% due 9/1/12.............................................        167,625
   540,000      AlPharma, Inc., 8.625% due 5/1/11 (a)...................................................        556,200
   220,000      Ameristar Casino's Inc. 10.75% due 2/15/09..............................................        250,800
    95,000      Argosy Gaming Co., 7.00% due 1/15/14....................................................         98,443
   750,000      Athena Nuerosciences Financial LLC., 7.25% due 2/21/08..................................        763,125
   240,000      Aztar Corp., 7.875% due 6/15/14 (a).....................................................        255,600
   325,000      Bausch & Lomb, Inc., 7.125% due 8/1/28..................................................        345,272
   275,000      Central Garden & Pet Co., 9.125% due 2/1/13.............................................        303,187
    75,000      Charter Communications Holdings, 8.00% due 4/30/12 (a)..................................         75,187
   105,000      Charter Communications Holdings, 8.625% due 4/1/09......................................         82,162
   100,000      Charter Communications Holdings, 11.125% due 1/15/11 ...................................         81,500
   175,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c).....................................              0
   200,000      Elizabeth Arden, Inc. 7.75% due 1/15/14 ................................................        211,000
    25,000      Fisher Communications, Inc., 8.625% due 9/15/14 (a).....................................         26,125
    60,000      Fisher Scientific Intl., 8.00% due 9/1/13...............................................         67,500
   400,000      Ford Motor Co., 7.45% due 7/16/31.......................................................        393,332
   250,000      Frontier Oil Corp., 11.75% due 11/15/09.................................................        267,813
   425,000      General Motors Acceptance Corp., 8.00% due 11/1/31......................................        441,111
   460,000      Giant Industries, 8.00% due 5/15/14.....................................................        471,500
    30,000      Hines Nurseries, Inc., 10.25% due 10/1/11...............................................         31,950
   275,000      Host Marriott LP, 9.25% due 10/1/07.....................................................        309,375
   100,000      Ingles Markets, Inc., 8.875% due 12/1/11................................................        108,250
   325,000      Interface, Inc., 9.50% due 2/1/14.......................................................        338,000
   200,000      Interface, Inc.,10.375% due 2/1/10......................................................        228,000
    60,000      Inverness Medical Innovations, 8.75% due 2/15/12 (a)....................................         60,600
   575,000      Iron Mountain, Inc., 7.75% due 1/15/15..................................................        612,375
   575,000      Isle of Capri, 7.00% due 3/01/14........................................................        580,750
    50,000      John Q. Hammons Hotels, 8.875% due 5/15/12..............................................         56,000
    90,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/10 (b) (c)...................................         18,675
   250,000      Mail-Well I Corp., 9.625% due 3/15/12...................................................        276,250
    70,000      Mandalay Resort Group, 10.25% due 8/1/07................................................         79,800
   325,000      Mandalay Resort Group, 7.625% due 7/15/13...............................................        346,125
   100,000      MGM Mirage Inc., 8.375% due 2/1/11......................................................        110,875
   425,000      Mikohn Gaming Corp., 11.875% due 8/15/08................................................        452,625
   175,000      Mobile Mini Inc., 9.50% due 7/1/13......................................................        195,125
   180,000      Nash Finch Co., 8.50% due 5/1/08........................................................        186,075
   100,000      Park Place Entertainment, 8.125% due 5/15/11 ...........................................        116,000
    75,000      Park Place Entertainment, 8.875% due 9/15/08............................................         85,688
   330,000      Penn National Gaming, Inc., 8.875% due 3/15/10..........................................        363,413
       723      Philip Services, 6.00% due 4/15/10 (c) (d)..............................................              0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

FACE AMOUNT      COMPANY                                                                                   MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)
$  325,000      Phillips Van-Heusen, 7.75% due 11/15/23................................................. $      326,625
   125,000      Pilgrims Pride Corp., 9.25% due 11/15/13................................................        138,125
   275,000      Pilgrims Pride Corp., 9.625% due 9/15/11................................................        309,375
   350,000      Premcor Refining Group, 7.50% due 6/15/15...............................................        378,000
   250,000      Premcor Refining Group, 9.25% due 2/1/10................................................        285,000
    50,000      Premcor Refining Group, 9.50% due 2/1/13................................................         59,125
    50,000      Pulte Homes, Inc., 8.125% due 3/1/11....................................................         58,757
   100,000      Purina Mills, Inc., 9.00% due 3/15/10 (b) (c)...........................................              0
    35,000      Rayovac Corp., 8.50% due 10/1/13........................................................         38,150
   110,000      Rent-Way, Inc., 11.875% due 6/15/10.....................................................        120,450
   550,000      Royal Caribbean Cruises, 7.50% due 10/15/27.............................................        574,750
   100,000      Stewart Enterprises, 10.75% due 7/1/08 .................................................        111,000
    50,000      Swift Energy Co., 9.375% due 5/1/12.....................................................         56,250
   525,000      Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................        610,313
   250,000      Texas Industries, Inc., 10.25% due 6/15/11..............................................        288,750
   450,000      Titan Corp., 8.00% due 5/15/11..........................................................        470,250
   600,000      United Refining Co., 10.50% due 8/15/12 (a).............................................        592,500
   275,000      US Concrete, Inc., 8.375% due 4/1/14....................................................        288,750
   425,000      WCI Communities, Inc., 10.625% due 2/15/11..............................................        481,313
    50,000      Williams Communication Group, Inc., 11.70% due 8/1/08 (b) (c)...........................              0
   100,000      Williams Communication Group, Inc., 11.875% due 8/1/10 (b) (c)..........................              0
---------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................     15,281,916
---------------------------------------------------------------------------------------------------------------------------
(COST $14,343,010)

CONVERTIBLE CORPORATE BONDS -- 19.99%
    55,000      Adaptec, Inc., 3.00% 3/5/07 (a).........................................................         55,275
   200,000      Axcan Pharmacueticals, Inc., 4.25% due 4/15/08 (a)......................................        267,250
   265,000      Best Buy, 2.25% due 1/15/22.............................................................        283,219
   550,000      Bisys Group, Inc., 4.00% due 3/15/06....................................................        541,750
   500,000      Cell Therapeutics, Inc., 5.75% due 6/15/08..............................................        483,125
   325,000      Charles River Labs, Inc., 3.50% due 2/1/22..............................................        391,625
   165,000      Community Health Systems, 4.25% due 10/15/08............................................        170,981
   200,000      Conexant Systems, Inc., 4.00% due 2/1/07................................................        178,000
   225,000      Enzon Pharmacueticals, Inc. 4.50% due 7/01/08...........................................        211,219
   492,000      Exide Escrow, 2.90% due 12/15/11 (a) (b)................................................              0
   700,000      Fairchild Semiconductor, Inc., 5.00% due 11/01/08.......................................        697,375
   465,000      First Horizon Pharmacueticals, 1.75% due 3/8/24 (a).....................................        518,475
   700,000      JetBlue Airways Corp., 3.50% due 7/15/33................................................        655,375
   180,000      Kerr-McGee Corp., 5.25% due 2/15/10.....................................................        193,275
    35,000      Komag Inc., 2.00% due 2/1/24............................................................         31,588

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
$  500,000      Lions Gate Entertainment, 2.9375% due 10/15/24 (a)......................................  $     497,500
   500,000      Lions Gate Entertainment, 4.875% due 12/15/10 (a).......................................        863,750
   123,000      Medicis Pharmaceutical, 1.50% due 6/4/33 (f)............................................        144,371
    49,000      Moran Energy, Inc., 8.75% due 1/15/08...................................................         48,265
   547,000      NCO Group, Inc., 4.75% due 4/15/06......................................................        579,820
   132,000      OHM Corp., 8.00% due 10/1/06 (b) (c)....................................................             13
   800,000      Performance Foods, 5.50% due 10/16/08...................................................        830,000
    22,589      Philip Services, 0.00% due 4/15/20 (c) (e)..............................................              2
   250,000      Sirius Satellite Radio, 2.50% due 2/15/09 (a)...........................................        259,374
   250,000      Wind River Systems, Inc., 3.75% due 12/15/06............................................        247,500
   175,000      Wind River Systems, Inc., 3.75% due 12/15/06 (a)........................................        173,250
   620,000      WMS Industries, 2.75% due 7/15/10 (a)...................................................        933,100
---------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................      9,255,477
---------------------------------------------------------------------------------------------------------------------------
(COST $8,303,058)

MONEY MARKET ACCOUNT -38.76%
17,946,001      PNC Bank Money Market...................................................................     17,946,001
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................     17,946,001
---------------------------------------------------------------------------------------------------------------------------
(COST $17,946,001)

TOTAL INVESTMENTS-- 100.89%.............................................................................     46,718,330
---------------------------------------------------------------------------------------------------------------------------
(COST $44,563,628)

Liabilities in excess of other assets -- (0.89)%........................................................      (413,877)
                                                                                                         ------------------

TOTAL NET ASSETS-- 100.00%.............................................................................. $   46,304,453
                                                                                                         ==================


(A) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) -- SECURITY IN DEFAULT.
(C) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(D) -- PAYMENT-IN-KIND
(E) -- STEP-UP BOND
(F) -- VARIABLE RATE COUPON
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

 SHARES         COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.82%
CAPITAL GOODS -- 1.50%
    14,800      Teleflex, Inc...........................................................................   $   629,000
---------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 6.93%
    36,400      GTech Holdings Corp.....................................................................       921,648
     3,900      Getty Images, Inc.*.....................................................................       215,670
    15,200      Johnson Controls, Inc...................................................................       863,512
    16,700      Lear Corp...............................................................................       909,315
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,910,145
CONSUMER STAPLES -- 19.55%
    16,200      Colgate-Palmolive Co....................................................................       731,916
    15,800      H. J. Heinz Co..........................................................................       569,116
    18,300      Kimberly-Clark Corp.....................................................................     1,181,997
    38,800      Sara Lee Corp...........................................................................       886,968
     6,800      Tempur-Pedic International*.............................................................       101,932
    23,400      The Coca-Cola Co........................................................................       937,170
    21,100      The Gillette Co.........................................................................       880,714
    15,600      Tiffany & Co............................................................................       479,544
    42,000      McDonald's Corp.........................................................................     1,177,260
    20,000      Wrigley, (Wm.) Jr. Co...................................................................     1,266,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,212,817
ENERGY -- 6.68%
     8,600      ChevronTexaco Corp......................................................................       461,304
     9,100      Exxon Mobil Corp........................................................................       439,803
    29,100      Halliburton Co..........................................................................       980,379
     7,900      Kerr-McGee Corp.........................................................................       452,275
    11,000      Unocal Corp.............................................................................       473,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,806,761
HEALTH CARE - BIOMEDICAL -- 4.48%
    18,200      Millipore Corp.*........................................................................       870,870
    17,400      Sigma-Aldrich Corp......................................................................     1,009,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,880,070
HEALTH CARE - DRUGS -- 10.70%
    15,200      Abbott Laboratories.....................................................................       643,872
    44,500      Bristol-Myers Squibb Co.................................................................     1,053,315
    31,600      Pfizer, Inc.............................................................................       966,960
    50,200      Schering-Plough Corp....................................................................       956,812
    23,300      Wyeth...................................................................................       871,420
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,492,379
HEALTH CARE - PRODUCTS -- 8.38%
    15,700      Baxter International Inc................................................................       504,912
    20,800      Johnson & Johnson.......................................................................     1,171,664
    28,000      Mentor Corp.............................................................................       943,040
    10,100      Sybron Dental Specialties*..............................................................       299,869

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE - PRODUCTS -- 8.38% -- (CONTINUED)
     7,590      Zimmer Holdings, Inc.*..................................................................  $    599,913
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,519,398
INSURANCE -- 5.16%
    21,500      AFLAC INC...............................................................................      $843,015
    19,500      American International Group, Inc.......................................................     1,325,805
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,168,820
TECHNOLOGY - EQUIPMENT -- 7.37%
    26,900      Agilent Technologies, Inc.*.............................................................       580,233
    18,400      Applera Corp.- Applied Biosystems Group.................................................       347,208
    23,500      Cabot Microelectronics Corp.*...........................................................       851,875
    20,800      Gentex Corp.............................................................................       730,704
    32,400      Motorola, Inc...........................................................................       584,496
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,094,516
TECHNOLOGY - HARDWARE -- 5.37%
    38,700      Cisco Systems, Inc.*....................................................................       700,470
    14,400      Molex, Inc..............................................................................       429,408
    25,500      Waters Corp.*...........................................................................     1,124,550
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,254,428
TECHNOLOGY - SEMICONDUCTOR -- 13.54%
    23,600      Analog Devices, Inc.....................................................................       915,208
    47,230      Applied Materials, Inc.*................................................................       778,823
    49,700      Fairchild Semiconductor International, Inc.*............................................       704,249
    46,800      Intel Corp..............................................................................       938,808
    12,600      KLA-Tencor Corp.*.......................................................................       522,648
    59,300      Micron Technology, Inc.*................................................................       713,379
    13,050      National Instruments Corp...............................................................       395,024
    46,400      National Semiconductor Corp.*...........................................................       718,736
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,686,875
TECHNOLOGY - SOFTWARE -- 3.16%
    48,000      Microsoft Corp.  .......................................................................     1,327,200
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................    38,982,409
---------------------------------------------------------------------------------------------------------------------------
(COST  $39,162,109)

MONEY MARKET ACCOUNT -- 7.11%
                PNC Bank Money Market...................................................................     2,984,321

---------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET ACCOUNT..............................................................................     2,984,321
---------------------------------------------------------------------------------------------------------------------------
(COST  $2,984,321)

TOTAL INVESTMENTS--  99.93 %............................................................................    41,966,730
---------------------------------------------------------------------------------------------------------------------------
(COST $42,146,430)
Other assets in excess of liabilities-- 0.07%...........................................................        31,604
                                                                                                           ----------------
TOTAL NET ASSETS-- 100.00%..............................................................................   $41,998,334
                                                                                                           ================

*  NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                    MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 91.28%
HEALTH CARE - BIOMEDICAL -- 7.93%
     2,400      Cambrex Corp............................................................................    $   52,680
     2,000      Charles River Laboratories International, Inc.*.........................................        91,600
     2,700      Covance, Inc.*..........................................................................       107,919
       300      Invitrogen Corp.*.......................................................................        16,497
     4,200      MedImmune, Inc.*........................................................................        99,540
     1,000      Millipore Corp.*........................................................................        47,850
       500      Sigma-Aldrich Corp......................................................................        29,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               445,086
HEALTH CARE - DRUGS -- 19.77%
     1,900      Abbott Laboratories.....................................................................        80,484
     3,900      Axcan Pharma, Inc.*.....................................................................        60,801
     3,100      Bayer AG (a)............................................................................        85,033
     2,900      Bristol-Myers Squibb Co.................................................................        68,643
     4,700      DUSA Pharmaceuticals, Inc.*.............................................................        53,956
     4,500      Elan Corp. PLC* (a).....................................................................       105,300
     1,200      Medicis Pharmaceutical Corp.............................................................        46,848
     1,300      Merck & Co., Inc........................................................................        42,900
     1,700      OSI Pharmaceuticals, Inc.*..............................................................       104,481
     2,500      Pfizer, Inc.............................................................................        76,500
     4,700      Schering-Plough Corp....................................................................        89,582
     1,700      Shire Pharmaceuticals Group PLC (a).....................................................        48,705
     1,600      Teva Pharmaceutical Industries Ltd. (a).................................................        41,520
     1,500      Warner Chilcott PLC (a).................................................................        83,355
     2,000      Watson Pharmaceuticals, Inc.*...........................................................        58,920
     1,700      Wyeth...................................................................................        63,580
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,110,608
HEALTH CARE - PRODUCTS -- 10.76%
     2,700      American Medical Systems Holdings, Inc.*................................................        97,929
     1,700      Baxter International Inc................................................................        54,672
       600      Biomet, Inc.............................................................................        28,128
     1,500      Given Imaging Ltd.* ....................................................................        57,675
     1,050      INAMED Corp.*...........................................................................        50,054
     1,600      Johnson & Johnson.......................................................................        90,128
     2,800      Mentor Corp.............................................................................        94,304
     3,000      Pharmaceutical Product Development, Inc.*...............................................       108,000
       300      Zimmer Holdings, Inc.*..................................................................        23,712
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                604,602

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY - EQUIPMENT -- 14.13%
     3,000      Agilent Technologies, Inc.*.............................................................  $     64,710
     6,665      AU Optronics Corp. (a)..................................................................        83,446
     3,100      Cabot Microelectronics Corp. *..........................................................       112,375
     1,000      Fisher Scientific International, Inc.*..................................................        58,330
     3,200      Jabil Circuit, Inc.*....................................................................        73,600
     1,700      Molex Inc...............................................................................        50,694
     6,600      Nokia Oyj (a)...........................................................................        90,552
     3,100      Novellus Systems. Inc. *................................................................        82,429
     4,050      SanDisk Corp.*..........................................................................       117,936
     2,300      Scientific-Atlanta, Inc.................................................................        59,616
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               793,688
TECHNOLOGY - HARDWARE -- 8.36%
     4,475      Cisco Systems, Inc.*....................................................................        80,998
     1,600      Dell, Inc.*.............................................................................        56,960
     1,700      Diebold, Inc............................................................................        79,390
     6,000      EMC Corp. *.............................................................................        69,240
     5,400      Plexus Corp.*...........................................................................        59,616
     2,800      Waters Corp.*...........................................................................       123,480
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               469,684
TECHNOLOGY - SEMI-CONDUCTOR -- 19.03%
     4,100      Altera Corp.*...........................................................................        80,237
     2,300      Analog Devices, Inc.....................................................................        89,194
     4,300      Applied Materials, Inc.*................................................................        70,907
     6,100      Fairchild Semiconductor International, Inc.*............................................        86,437
     5,325      Intel Corp..............................................................................       106,819
     1,700      KLA-Tencor Corp. *......................................................................        70,516
     2,700      Lam Research Corp.*.....................................................................        59,076
     1,450      Maxim Integrated Products, Inc..........................................................        61,321
     2,950      Microchip Technology, Inc...............................................................        79,178
     6,600      Micron Technology, Inc.*................................................................        79,398
     4,000      MKS Instruments, Inc.*..................................................................        61,280
     4,900      National Semiconductor Corp.*...........................................................        75,901
     4,200      Semtech Corp.*..........................................................................        80,514
     3,200      Texas Istruments, Inc...................................................................        68,096
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,068,874
TECHNOLOGY - SOFTWARE -- 11.30%
    10,000      Adaptec, Inc.*..........................................................................        76,000
    12,800      BEA Systems, Inc. *.....................................................................        88,448
     4,900      Cadence Design Systems, Inc.*...........................................................        63,896
     4,500      Citrix Systems, Inc.*...................................................................        78,840
     5,500      FileNET Corp. *.........................................................................        96,030


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (CONTINUED)


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)


SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY - SOFTWARE -- 11.30% -- (CONTINUED)
     3,500      Microsoft Corp..........................................................................  $     96,775
     2,200      National Instruments Corp...............................................................        66,594
     5,600      Wind River Systems, Inc.*...............................................................        68,320
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               634,903

TOTAL COMMON STOCKS.....................................................................................     5,127,445
---------------------------------------------------------------------------------------------------------------------------
(COST $4,600,276)

MONEY MARKET ACCOUNT -- 7.93%
   445,387      PNC Bank Money Market...................................................................       445,387
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................       445,387
---------------------------------------------------------------------------------------------------------------------------
(COST $445,387)

TOTAL INVESTMENTS-- 98.98%..............................................................................     5,572,832
(COST $5,045,663)

Other assets in excess of liabilities-- 1.02%...........................................................        44,242
                                                                                                          -----------------

TOTAL NET ASSETS-- 100.00%..............................................................................  $  5,617,074
                                                                                                          =================

(A) --  AMERICAN DEPOSITORY RECEIPT.
* -- NON-INCOME PRODUCING SECURITY.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 88.43%
CONSUMER CYCLICAL -- 21.46%
    13,200      Abercrombie & Fitch Co.-- Class A.......................................................   $   415,800
    35,400      American Eagle Outfitters, Inc.*........................................................     1,304,490
    53,500      Borders Group, Inc......................................................................     1,326,800
    29,300      Brunswick Corp. ........................................................................     1,340,768
    22,000      Central Garden & Pet Co.................................................................       673,640
    40,300      Christopher & Banks Corp................................................................       645,203
    13,950      Coachmen Industries, Inc................................................................       220,131
    11,900      Ethan Allen Interiors, Inc..............................................................       413,525
    24,700      FirstService Corp.*.....................................................................       595,023
    49,100      J. Jill Group, Inc.*....................................................................       974,635
    49,800      Monaco Coach Corp.......................................................................     1,078,170
    23,300      Oxford Industries, Inc..................................................................       867,925
    42,800      Rent-A-Center, Inc.*....................................................................     1,106,808
    32,200      WCI Communties, Inc.*...................................................................       750,260
    60,200      WMS Industries, Inc.*...................................................................     1,546,538
    34,400      Zale Corp.*.............................................................................       966,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            14,226,356
CONSUMER STAPLES -- 2.70%
    38,600      Performance Food Group Co.*.............................................................       914,820
    33,000      United Natural Foods, Inc.*.............................................................       877,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,792,620
EDUCATION -- 4.32%
    14,500      Bright Horizons Family Solutions, Inc.*.................................................       787,205
    45,600      DeVry, Inc.*............................................................................       944,376
    35,900      Educate, Inc.*..........................................................................       423,261
    19,700      ITT Educational Services, Inc.*.........................................................       710,185
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,865,027
ENTERTAINMENT -- 11.09%
    55,150      Ameristar Casinos, Inc..................................................................     1,668,287
    46,600      Argosy Gaming Co.*......................................................................     1,826,720
    57,400      Isle of Capri Casinos, Inc.*............................................................     1,111,838
     2,000      Life Time Fitness, Inc.*................................................................        51,320
    42,900      Penn National Gaming, Inc.*.............................................................     1,733,160
    22,000      Royal Caribbean Cruises.................................................................       959,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,350,525
FINANCIAL -- 5.54%
     9,800      A.G. Edwards, Inc.......................................................................       339,276
    21,000      Boston Private Financial Holdings, Inc. ................................................       524,160
    12,450      Gabelli Asset Management, Inc...........................................................       533,482

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCIAL -- 5.54% -- (CONTINUED)
    33,600      The Phoenix Companies, Inc.............................................................. $     350,112
    27,800      Raymond James Financial, Inc............................................................       670,536
    34,400      W.P. Stewart & Co., Ltd.................................................................       687,656
    15,700      Wilmington Trust Corp...................................................................       568,497
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,673,719
HEALTH CARE -- BIOMEDICAL -- 3.41%
    47,100      Cambrex Corp............................................................................     1,033,845
    26,800      Charles River Laboratories International, Inc.*.........................................     1,227,440
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,261,285
HEALTH CARE -- CLINICAL -- 0.25%
     8,000      VCA Antech, Inc.*.......................................................................       165,040
---------------------------------------------------------------------------------------------------------------------------

HEALTH CARE -- DRUGS -- 8.47%
    37,900      Axcan Pharma, Inc.*.....................................................................       590,861
    56,800      Elan Corp.-- Class A*(a)................................................................     1,329,120
    44,300      First Horizon Pharmaceutical Corp.*.....................................................       886,443
    15,800      Medicis Pharmaceutical Corp.-- Class A..................................................       616,832
    39,400      Warner Chilcott PLC.....................................................................     2,189,458
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,612,714
HEALTH CARE -- PRODUCTS -- 13.08%
    45,150      American Medical Systems Holdings, Inc.*................................................     1,637,590
    27,800      Covance, Inc.*..........................................................................     1,111,166
    27,550      INAMED Corp.*...........................................................................     1,313,309
    56,100      Mentor Corp.............................................................................     1,889,448
    63,200      Pharmaceutical Product Development, Inc.*...............................................     2,275,200
    15,100      Sybron Dental Specialties*..............................................................       448,319
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,675,032
HOTELS -- 0.96%
    39,000      Orient-Express Hotel Ltd.-- Class A ....................................................        637,260
---------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- EQUIPMENT -- 8.65%
    75,300      Adaptec, Inc.*..........................................................................        572,280
    38,200      Cabot Microelectronics Co.*.............................................................      1,384,750
    65,900      Filenet Corp.*..........................................................................      1,150,614
    11,700      Fisher Scientific International, Inc.*..................................................        682,461
    15,700      Gentex Corp.............................................................................        551,541
    20,550      National Instruments Corp...............................................................        622,049
    69,850      Plexus Corp.*...........................................................................        771,144
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              5,734,839

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TECHNOLOGY -- HARDWARE -- .85%
    19,300      SanDisk Corp.*..........................................................................    $   562,016
---------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- SEMICONDUCTOR -- 6.34%
    78,200      Fairchild Semiconductor International, Inc.*............................................      1,108,094
    21,300      Lam Research Corp.*.....................................................................        466,044
    89,000      Micrel, Inc.*...........................................................................        926,490
    51,800      MKS Instruments, Inc.*..................................................................        793,576
    47,600      Semtech Corp............................................................................        912,492
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              4,206,696
TECHNOLOGY -- SOFTWARE -- 1.31%
    71,200      Wind River Systems, Inc.*...............................................................        868,640

---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS.....................................................................................     58,631,769
---------------------------------------------------------------------------------------------------------------------------
(COST $54,542,457)

MONEY MARKET ACCOUNT -- 8.08%
 5,356,717      PNC Bank Money Market...................................................................      5,356,717
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................      5,356,717
 (COST $5,356,717)

TOTAL INVESTMENTS-- 96.51%..............................................................................     63,988,486
(COST $59,899,174)

Other assets in excess of liabilities-- 3.49%...........................................................      2,312,588
                                                                                                            ---------------

TOTAL NET ASSETS-- 100.00%..............................................................................    $66,301,074
                                                                                                            ===============

(A) -- AMERICAN DEPOSITORY RECEIPT
 * -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 91.72%
CONSUMER CYCLICAL -- 18.14%
     3,800      Abercrombie & Fitch Co.-- Class A ......................................................   $   119,700
     1,200      Autoliv, Inc............................................................................        48,480
     3,600      Barnes & Noble, Inc.*...................................................................       133,200
     1,800      Chico's FAS, Inc. *.....................................................................        61,560
     2,350      CVS Corp................................................................................        99,006
     2,250      Furniture Brands International, Inc. ...................................................        56,430
     1,000      Harley-Davidson, Inc....................................................................        59,440
       350      Mohawk Industries, Inc. *...............................................................        27,786
     3,400      The Talbots, Inc........................................................................        84,286
     2,400      Tiffany & Co............................................................................        73,776
     2,200      Weight Watchers International, Inc. *...................................................        85,404
     1,600      Williams-Sonoma, Inc. *.................................................................        60,080
     2,300      Winnebago Industries, Inc...............................................................        79,672
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               988,820
EDUCATION -- 2.49%
     2,300      Career Education Corp. *................................................................        65,389
     3,400      DeVry, Inc. *...........................................................................        70,414
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               135,803
ENTERTAINMENT -- 7.57%
     2,800      Harrah's Entertainment, Inc. ...........................................................       148,344
     2,400      International Game Technology ..........................................................        86,280
     1,300      MGM MIRAGE *............................................................................        64,545
     2,600      Royal Caribbean Cruises Ltd.............................................................       113,360
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               412,529
FINANCIAL -- 13.68%
     3,800      A.G. Edwards, Inc.......................................................................       131,556
     7,100      The BISYS Group, Inc. *.................................................................       103,731
     2,900      ChoicePoint, Inc. *.....................................................................       123,685
     1,900      H&R Block, Inc..........................................................................        93,898
     6,500      Janus Capital Group, Inc................................................................        88,465
     1,800      Legg Mason, Inc.........................................................................        95,886
     2,100      Mellon Financial Corp...................................................................        58,149
     1,400      Principal Financial Group, Inc..........................................................        50,358
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               745,728
HEALTH CARE -- BIOMEDICAL -- 6.37%
     1,300      Invitrogen Corp. *......................................................................        71,487
     4,300      MedImmune, Inc. *.......................................................................       101,910
     2,300      Millipore Corp. *.......................................................................       110,055
     1,100      Sigma-Aldrich Corp......................................................................        63,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               347,252

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES          COMPANY                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE -- DRUGS -- 10.99%
     2,100      Barr Pharmaceuticals, Inc. *............................................................  $     87,003
     6,500      Elan Corp. PLC * (a)....................................................................       152,100
     3,800      Pharmaceutical Product Development, Inc. *..............................................       136,800
     4,200      Shire Pharmaceuticals Group PLC * (a)...................................................       120,330
     3,500      Watson Pharmaceuticals, Inc. *..........................................................       103,110
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               599,343
HEALTH CARE -- PRODUCTS -- 1.38%
     1,600      Biomet, Inc.............................................................................        75,008
---------------------------------------------------------------------------------------------------------------------------

HOTELS -- 2.11%
     4,200      Fairmont Hotels & Resorts, Inc..........................................................       114,744
---------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- SOFTWARE -- 6.50%
     9,400      BEA Systems, Inc. *.....................................................................        64,954
     4,900      Cadence Design Systems, Inc. *..........................................................        63,896
     5,400      Citrix Systems, Inc. *..................................................................        94,608
     1,500      Fiserv, Inc. *..........................................................................        52,290
     2,400      Take-Two Interactive Software, Inc. *...................................................        78,840
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               354,588
TECHNOLOGY -- EQUIPMENT -- 13.11%
     6,800      AU Optronics Corp. (a)..................................................................        85,136
     1,500      Diebold, Inc............................................................................        70,050
     2,800      Garmin Ltd..............................................................................       121,100
     3,400      Jabil Circuit, Inc. *...................................................................        78,200
     5,100      SanDisk Corp. *.........................................................................       148,512
     3,200      Scientific-Atlanta, Inc.................................................................        82,944
     2,925      Waters Corp.*...........................................................................       128,993
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               714,935
TECHNOLOGY -- SEMICONDUCTOR -- 9.38%
     4,600      Altera Corp. *..........................................................................        90,022
     4,200      Fairchild Semiconductor International, Inc. *...........................................        96,356
     1,600      KLA-Tencor Corp. *......................................................................        66,368
     5,400      National Semiconductor Corp. *..........................................................        83,646
     4,200      Novellus Systems, Inc. *................................................................       111,678
     3,300      Semtech Corp. *.........................................................................        63,261
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                511,331

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)


SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

 SHARES                                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS..................................................................................... $    5,000,081
---------------------------------------------------------------------------------------------------------------------------
(COST $4,652,396)

MONEY MARKET ACCOUNT -- 6.76%
   368,679      PNC Bank Money Market...................................................................        368,679
---------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................        368,679
---------------------------------------------------------------------------------------------------------------------------
(COST $368,679)

TOTAL INVESTMENTS-- 98.48%..............................................................................      5,368,760
(COST $5,021,075)

Other assets in excess of liabilities-- 1.52%...........................................................        82,639
                                                                                                         ------------------

TOTAL NET ASSETS-- 100.00%.............................................................................. $    5,451,399
                                                                                                         ==================


(A) -- AMERICAN DEPOSITORY RECEIPT
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

STATEMENTS OF ASSETS
AND LIABILITIES


September 30, 2004 (unaudited)

                                                                BALANCED          LARGE CAP       HIGH YIELD
                                                                  FUND               FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................     $53,346,178       $20,098,402      $46,718,330
     Receivables:
        Investment securities sold .......................          97,199                --           96,407
        Dividends.........................................          46,123            14,615            5,283
        Interest .........................................         416,369               674          475,044
        Capital shares sold ..............................              --             4,112          113,647
        Fromadvisor ......................................              --               933               --
     Prepaid expenses and other assets....................          37,289            35,155           39,299
                                                              ------------       -----------      -----------
           Total assets...................................      53,943,158        20,153,891       47,448,010
                                                              ------------       -----------      -----------
LIABILITIES:
      Payables:
         Investment securities purchased..................         895,500           231,950          975,681
         Capital shares redeemed..........................             689            18,010           62,331
         Dividend distributions ..........................           8,262                --           19,932
         Administrative fees..............................          10,250             8,333           10,250
         Professional fees ...............................          28,291            13,880           21,456
         Custody fees ....................................           4,128             3,250            3,443
         To advisor.......................................          15,049                --            9,529
         Other accrued expenses ..........................          29,036            21,594           40,935
                                                              ------------       -----------      -----------
            Total liabilities.............................         991,205           297,017        1,143,557
                                                              ------------       -----------      -----------
NET ASSETS ...............................................     $52,951,953       $19,856,874      $46,304,453
                                                              ============       ===========      ===========
NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........     $50,568,443       $21,382,313      $43,923,353
      Accumulated net investment loss.....................         (42,592)          (24,964)        (28,452)
      Accumulated net realized gain (loss)
           from investment transactions...................      (2,680,195)       (1,858,497)        254,850
      Net unrealized appreciation from
           investment transactions........................       5,106,297           358,022       2,154,702
                                                              ------------       -----------      -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $52,951,953       $19,856,874      $46,304,453
                                                              ============       ===========      ===========
      Investments at cost.................................     $48,239,881       $19,740,380      $44,563,628
                                                              ============       ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                BALANCED        LARGE CAP       HIGH YIELD
                                                                  FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets.......................................     $ 43,935,946     $ 19,136,074     $ 12,125,728
                                                             ============     ============     ============
       Shares of Capital Stock Outstanding..............        3,749,038        1,610,867        1,315,559
                                                             ============     ============     ============
       Net Asset Value Per Share........................     $      11.72     $      11.88     $       9.22
                                                             ============     ============     ============

CLASS A SHARES
       Net Assets.......................................     $  4,808,336     $    372,146     $ 23,668,188
                                                             ============     ============     ============
       Shares of Capital Stock Outstanding..............          398,214           31,491        2,401,821
                                                             ============     ============     ============
       Net Asset Value Per Share........................     $      12.07     $      11.82     $       9.85
                                                             ============     ============     ============

CLASS B SHARES
       Net Assets.......................................     $    527,354     $    110,741     $  2,135,272
                                                             ============     ============     ============
       Shares of Capital Stock Outstanding..............           44,210            9,595          220,073
                                                             ============     ============     ============
       Net Asset Value Per Share........................     $      11.93     $      11.54     $       9.70
                                                             ============     ============     ============

CLASS C SHARES
       Net Assets.......................................     $  3,669,900     $    228,787     $  8,365,082
                                                             ============     ============     ============
        Shares of Capital Stock Outstanding.............          307,293           19,817          872,653
                                                             ============     ============     ============
       Net Asset Value Per Share........................     $      11.94     $      11.54     $       9.59
                                                             ============     ============     ============

CLASS R SHARES
       Net Assets.......................................     $     10,417     $      9,126     $     10,183
                                                             ============     ============     ============
       Shares of Capital Stock Outstanding..............              898              786            1,122
                                                             ============     ============     ============
       Net Asset Value Per Share........................     $      11.60     $      11.61     $       9.08
                                                             ============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


September 30, 2004 (unaudited)

                                                                USA GLOBAL         SCIENCE &
                                                                   FUND         TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value.................................   $  41,966,730       $ 5,572,832
     Receivables:
        Dividends.........................................          51,617             2,210
        Interest..........................................           2,848               199
        Capital shares sold...............................          28,160            20,731
        From advisor......................................              --            10,508
     Prepaid expenses and other assets....................          39,495            39,271
                                                              ------------       -----------
           Total assets ..................................      42,088,850         5,645,751
                                                              ------------       -----------
LIABILITIES:
     Payables:
         Capital shares redeemed..........................           7,653             9,550
         Administrative fees..............................          10,250             8,333
         Professional fees................................          25,537             3,675
         Custody fees.....................................           3,628             1,769
         To advisor.......................................          15,451                --
         Other accrued expenses...........................          27,997             5,350
                                                              ------------       -----------
            Total liabilities.............................          90,516            28,677
                                                              ------------       -----------
NET ASSETS ...............................................     $41,998,334        $5,617,074
                                                              ============       ===========
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital) .........     $45,041,653        $5,089,198
     Accumulated net investment loss......................          (3,510)          (26,378)
     Accumulated net realized gain (loss)
           from investment transactions...................      (2,860,109)           27,085
     Net unrealized appreciation (depreciation) from
           investment transactions........................        (179,700)          527,169
                                                              ------------       -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $41,998,334        $5,617,074
                                                              ============       ===========
     Investments at cost..................................     $42,146,430        $5,045,663
                                                              ============       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                               USA GLOBAL       SCIENCE &
                                                                  FUND       TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets......................................       $39,041,025     $  4,111,506
                                                              ===========     ============

       Shares of Capital Stock Outstanding.............         2,865,487          357,022
                                                              ===========     ============

       Net Asset Value Per Share.......................       $     13.62     $      11.52
                                                              ===========     ============

CLASS A SHARES
       Net Asset.......................................       $ 1,074,125     $    765,171
                                                              ===========     ============

       Shares of Capital Stock Outstanding.............            79,476           66,904
                                                              ===========     ============

       Net Asset Value Per Share.......................       $     13.52     $      11.44
                                                              ===========     ============

CLASS B SHARES
       Net Assets......................................       $    51,462     $    292,368
                                                              ===========     ============

       Shares of Capital Stock Outstanding.............             3,892           26,139
                                                              ===========     ============
       Net Asset Value Per Share.......................       $     13.22     $      11.19
                                                              ===========     ============

CLASS C SHARES
       Net Assets......................................       $ 1,822,381     $    438,763
                                                              ===========     ============

       Shares of Capital Stock Outstanding.............           137,789           39,212
                                                              ===========     ============

       Net Asset Value Per Share.......................       $     13.23     $      11.19
                                                              ===========     ============

CLASS R SHARES
       Net Assets......................................       $     9,341     $     9,266
                                                              ===========     ============

       Shares of Capital Stock Outstanding.............               699              813
                                                              ===========     ============

       Net Asset Value Per Share.......................       $     13.36     $      11.40
                                                              ===========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)


September 30, 2004 (unaudited)

                                                                SMALL CAP          MID CAP
                                                                  FUND               FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value.................................     $63,988,486         $5,368,760
     Receivables:
        Investment securities sold .......................       1,066,000                 --
        Dividends.........................................          16,999              1,666
        Interest..........................................           5,370                220
        Capital shares sold...............................       1,357,511             49,465
        From advisor......................................              --             12,356
     Prepaid expenses and other assets....................          47,801             37,726
                                                               -----------         ----------
           Total assets ..................................      66,482,167          5,470,193
                                                               -----------         ----------
LIABILITIES:
     Payables:
         Investment securities purchased..................          82,006                 --
         Capital shares redeemed..........................          25,690                168
         Administrative fees..............................          10,250              8,333
         Professional fees................................          21,468              2,920
         Custody fees.....................................           1,799              2,489
         To advisor.......................................          25,751                 --
         Other accrued expenses...........................          14,129              4,884
                                                               -----------         ----------
            Total liabilities.............................         181,093             18,794
                                                               -----------         ----------
NET ASSETS ...............................................     $66,301,074         $5,451,399
                                                               ===========         ==========
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital) .........     $63,222,386         $5,128,624
     Accumulated net investment loss......................        (192,926)           (25,120)
     Accumulated net realized gain (loss)
           from investment transactions...................        (817,698)               210
     Net unrealized appreciation from
           investment transactions........................       4,089,312            347,685
                                                               -----------         ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $66,301,074         $5,451,399
                                                               ===========         ==========
     Investments at cost..................................     $59,899,174         $5,021,075
                                                               ===========         ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               SMALL CAP         MID CAP
                                                                  FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets......................................       $ 6,221,154       $ 2,406,772
                                                              ===========       ===========

       Shares of Capital Stock Outstanding.............           428,664           203,299
                                                              ===========       ===========

       Net Asset Value Per Share.......................       $     14.51       $     11.84
                                                              ===========       ===========

CLASS A SHARES
       Net Assets......................................       $48,973,824       $ 2,054,017
                                                              ===========       ===========

       Shares of Capital Stock Outstanding.............         3,400,194           174,526
                                                              ===========       ===========

       Net Asset Value Per Share.......................       $     14.40       $     11.77
                                                              ===========       ===========

CLASS B SHARES
       Net Assets......................................       $ 1,585,587       $    57,297
                                                              ===========       ===========

       Shares of Capital Stock Outstanding.............           112,489             4,960
                                                              ===========       ===========

       Net Asset Value Per Share.......................       $     14.10       $    11.55
                                                              ===========       ===========

CLASS C SHARES
       Net Assets......................................       $ 9,510,724       $   923,771
                                                              ===========       ===========

       Shares of Capital Stock Outstanding.............           674,702           79,946
                                                              ===========       ===========

       Net Asset Value Per Share.......................       $     14.10       $     11.55
                                                              ===========       ===========

CLASS R SHARES
       Net Assets......................................       $     9,785       $     9,542
                                                              ===========       ===========

       Shares of Capital Stock Outstanding.............               681               813
                                                              ===========       ===========

       Net Asset Value Per Share.......................       $     14.36       $     11.74
                                                              ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)
                                                                  BALANCED               LARGE CAP           HIGH YIELD
                                                                    FUND                   FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends...................................................    $   333,837          $    117,271          $     77,819
Interest....................................................        868,596                 2,846               809,653
Foreign taxes withheld......................................            (97)               (4,590)                 (762)
                                                                 ----------            ----------            ----------
                                                                  1,202,336               115,527               886,710
                                                                 ----------            ----------            ----------
EXPENSES:
Advisor fees................................................        198,468                86,548               169,864
Transfer Agent fees.........................................        114,151               109,118               114,063
Administration fees.........................................         97,500                97,500                97,500
Registration fees...........................................         25,254                25,620                22,875
Distribution fees...........................................         21,109                 2,015                76,638
Audit fees..................................................         15,331                 7,135                11,580
Legal fees..................................................         13,950                 7,060                10,430
Custodian fees..............................................         10,515                 8,840                10,065
Director fees...............................................          7,635                 3,585                 6,475
Printing fees...............................................          7,220                 5,785                 8,235
Insurance fees..............................................          2,745                 1,830                 1,830
Miscellaneous fees..........................................          7,321                 3,660                 7,010
                                                                 ----------            ----------            ----------
    Total expenses before reimbursement and waivers.........        521,199               358,696               536,565
    Less: expense reimbursement and waivers.................       (232,158)             (218,205)             (230,611)
                                                                 ----------            ----------            ----------
    Net expenses............................................        289,041               140,491               305,954
                                                                 ----------            ----------            ----------
    Net investment income (loss)............................        913,295               (24,964)              580,756
                                                                 ----------            ----------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions.......        365,817               178,394               310,341
Net unrealized appreciation (depreciation) on investments...      1,155,891            (1,347,765)             (146,694)
                                                                 ----------            ----------            ----------
                                                                  1,521,708            (1,169,371)              163,647
                                                                 ----------            ----------            ----------

Net increase (decrease) in net assets resulting
    from operations.........................................     $2,435,003           $(1,194,335)          $   744,403
                                                                 ==========           ===========           ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


    USA GLOBAL                SCIENCE                SMALL CAP                 MID CAP
      FUND                TECHNOLOGY FUND               FUND                    FUND
-----------------------------------------------------------------------------------------

   $  258,685                $   15,784              $  184,691             $   13,946
        9,887                       722                  11,781                  1,312
          --                       (998)                   (314)                  (602)
 ------------              ------------             -----------             ----------
      268,572                    15,508                 196,158                 14,656
 ------------              ------------             -----------             ----------

      172,849                    23,870                 192,497                 20,968
      120,994                    94,408                 109,006                 95,346
       97,500                    97,500                  97,500                 97,500
       22,875                    22,875                  22,875                 21,662
        6,708                     3,694                  80,407                  6,226
       13,565                     1,995                  12,605                  1,830
       12,705                     1,830                  11,065                  1,275
        9,150                    10,065                  13,282                  9,900
        6,937                     1,230                   6,660                    915
        7,065                     1,675                   5,925                    915
        2,745                       915                     915                    366
        3,661                     2,745                   4,576                  2,745
  ------------              ------------             -----------             ----------
      476,754                   262,802                 557,313                259,648
     (193,487)                 (220,916)               (168,229)              (219,872)
 ------------              ------------             -----------             ----------
      283,267                    41,886                 389,084                 39,776
 ------------              ------------             -----------             ----------
      (14,695)                  (26,378)               (192,926)               (25,120)
 ------------              ------------             -----------             ----------



      272,061                    56,255                (811,581)               (36,876)
   (1,986,480)                 (518,020)               (910,640)              (334,326)
 ------------              ------------             -----------             ----------
   (1,714,419)                 (461,765)             (1,722,221)              (371,202)
 ------------              ------------             -----------             ----------


 $ (1,729,114)             $   (488,143)            $(1,915,147)            $ (396,322)
 ============              ============             ===========             ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                                        BALANCED FUND
                                                                          SIX MONTHS ENDED              YEAR
                                                                         SEPTEMBER 30, 2004             ENDED
                                                                             (unaudited)           MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ....................................      $   913,295            $ 1,661,024
     Net realized gain (loss) from investment transactions ...........          365,817                648,006
     Net unrealized appreciation (depreciation) on investments .......        1,155,891              7,521,602
                                                                            -----------            -----------
         Net increase (decrease) in net assets
            resulting from operations ................................        2,435,003              9,830,632

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...........................................         (907,312)            (1,670,356)
                                                                            -----------            -----------
         Total distributions to shareholders .........................         (907,312)            (1,670,356)

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .....................................................        4,024,982              5,896,611
     Reinvested distributions ........................................          894,133              1,657,147
     Shares redeemed .................................................         (537,789)              (608,513)
                                                                            -----------            -----------
         Net increase (decrease) from capital share transactions .....        4,381,326              6,945,245
                                                                            -----------            -----------
         Net increase (decrease) in net assets .......................        5,909,017             15,105,521
                                                                            -----------            -----------

NET ASSETS:
     Beginning of period .............................................       47,042,936             31,937,415
                                                                            -----------            -----------
     End of Period ...................................................      $52,951,953            $47,042,936
                                                                            -----------            -----------
     Undistributed net investment loss at end of period ..............      $  (42,592)            $   (48,575)
                                                                            -----------            -----------
Fund share transactions:
     Shares issued ...................................................          341,902                536,380
     Reinvested distributions ........................................           76,539                152,817
     Shares redeemed .................................................          (45,661)               (54,991)
                                                                            -----------            -----------
         Net increase (decrease) in fund shares ......................          372,780                634,206
                                                                            ===========            ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              LARGE CAP FUND                                           HIGH YIELD FUND
   SIX MONTHS ENDED            YEAR                        SIX MONTHS ENDED           YEAR
  SEPTEMBER 30, 2004           ENDED                      SEPTEMBER 30, 2004          ENDED
      (unaudited)         MARCH 31, 2004                      (unaudited)        MARCH 31, 2004
----------------------------------------------------------------------------------------------------

      $   (24,964)           $   (17,600)                    $   580,756          $  1,019,577
          178,394               (568,420)                        310,341               673,926
       (1,347,765)             6,804,162                        (146,694)            2,737,185
      -----------            -----------                     -----------          ------------

       (1,194,335)             6,218,142                         744,403             4,430,688


              --                 (28,917)                       (588,187)           (1,019,337)
      -----------            -----------                     -----------          ------------
              --                 (28,917)                       (588,187)           (1,019,337)


          501,938              1,310,830                      23,101,679            19,589,602
              --                  28,276                         510,246               827,523
       (1,608,823)              (595,586)                     (8,911,735)          (10,378,753)
      -----------            -----------                     -----------          ------------
       (1,106,885)               743,520                      14,700,190            10,038,372
      -----------            -----------                     -----------          ------------
       (2,301,220)             6,932,745                      14,856,406            13,449,723
      -----------            -----------                     -----------          ------------


       22,158,094             15,225,349                      31,448,047            17,998,324
      -----------            -----------                     -----------          ------------
      $19,856,874            $22,158,094                     $46,304,453          $ 31,448,047
      ===========            ===========                     ===========          ============
      $   (24,964)           $        --                     $   (28,452)         $    (21,021)
      ===========            ===========                     ===========          ============

           41,353                110,862                       2,373,475             2,115,257
              --                   2,638                          53,676                91,749
         (134,463)               (50,403)                       (914,437)           (1,097,796)
      -----------            -----------                     -----------          ------------
          (93,110)                63,097                       1,512,714             1,109,210
      ===========            ===========                     ===========          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)


                                                                                  USA GLOBAL FUND
                                                                          SIX MONTHS ENDED        YEAR
                                                                         SEPTEMBER 30, 2004       ENDED
                                                                             (unaudited)     MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
     Net investment income (loss) ......................................   $     (14,695)    $      11,185
     Net realized gains (losses) from investment transactions. .........         272,061          (150,469)
     Net unrealized appreciation (depreciation) on investments .........      (1,986,480)       13,976,771
                                                                           -------------     -------------
         Net increase (decrease) in net assets
              resulting from operations ................................      (1,729,114)       13,837,487

DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized gain from investment transactions ....................             --                --
                                                                           -------------     -------------
     Total distributions to shareholders ...............................             --                --

CAPITAL SHARE TRANSACTIONS:*
     Shares sold .......................................................       2,442,194         1,897,758
     Reinvested distributions ..........................................              --                --
     Shares redeemed ...................................................      (1,704,472)       (1,216,676)
                                                                           -------------     -------------
         Net increase from capital share transactions ..................         737,722           681,082
                                                                           -------------     -------------
         Net increase (decrease) in net assets .........................        (991,392)       14,518,569
                                                                           -------------     -------------

NET ASSETS:
     Beginning of period ...............................................      42,989,726        28,471,157
                                                                           -------------     -------------
     End of period .....................................................   $  41,988,334     $  42,989,726
                                                                           =============     =============
     Accumulated net investment income (loss) at end of period .........   $      (3,510)    $      11,185
                                                                           =============     =============

*Fund share transactions:
     Shares issued .....................................................         178,482           149,193
     Reinvested distributions ..........................................              --                --
     Shares redeemed ...................................................        (125,798)          (98,699)
                                                                           -------------     -------------
         Net increase in fund shares ...................................          52,684            50,494
                                                                           =============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             SCIENCE &
         TECHNOLOGY FUND                             SMALL CAP FUND                        MID CAP FUND
 SIX MONTHS ENDED         YEAR               SIX MONTHS ENDED        YEAR        SIX MONTHS ENDED         YEAR
SEPTEMBER 30, 2004        ENDED             SEPTEMBER 30, 2004       ENDED      SEPTEMBER 30, 2004        ENDED
    (unaudited)      MARCH 31, 2004            (unaudited)      MARCH 31, 2004     (unaudited)       MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------


 $     (26,378)     $     (34,523)           $    (192,926)     $   (154,438)      $   (25,120)      $    (20,054)
        56,255            137,866                 (811,581)          281,911           (36,876)            71,142
      (518,020)         2,137,313                 (910,640)        6,838,470          (334,326)           977,733
 -------------      -------------            -------------      ------------       -----------       ------------

      (488,143)         2,240,656               (1,915,147)        6,965,943          (396,322)         1,028,821


           --                 --                       --            (70,256)              --                 --
 -------------      -------------            -------------      ------------       -----------       ------------
           --                 --                       --            (70,256)              --                 --


     1,065,680          1,383,273               52,335,552        25,273,275         2,105,895          2,397,487
            --                 --                      --             69,607               --                  --
      (874,019)          (199,895)             (17,979,421)       (4,167,365)         (711,767)          (256,294)
 -------------      -------------            -------------      ------------       -----------       ------------
       191,661          1,183,378               34,356,131        21,175,517         1,394,128          2,141,193
 -------------      -------------            -------------      ------------       -----------       ------------
      (296,482)         3,424,034               32,440,984        28,071,204           997,806          3,170,014
 -------------      -------------            -------------      ------------       -----------       ------------


     5,913,556          2,489,522               33,860,090         5,788,886         4,453,593          1,283,579
 -------------      -------------            -------------      ------------       -----------       ------------
 $   5,617,074      $   5,913,556            $  66,301,074      $ 33,860,090       $ 5,451,399       $  4,453,593
 =============      =============            =============      ============       ===========       ============
 $     (26,378)     $          --            $    (192,926)     $         --       $   (25,120)      $         --
 =============      =============            =============      ============       ===========       ============


        91,849            124,175                3,665,318         1,921,164           175,079            207,377
           --                 --                       --              5,232               --                 --
       (76,455)           (17,587)              (1,297,532)         (377,738)          (60,902)           (23,331)
 -------------      -------------            -------------      ------------       -----------       ------------
        15,394            106,588                2,367,786         1,548,658           114,177            184,046
 =============      =============            =============      ============       ===========       ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)


1. ORGANIZATION:
The AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Company's pricing committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONS - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2004.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Fund expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap

Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

3. CAPITAL SHARE TRANSACTIONS:
The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.
Transactions in the capital shares of the Funds were as follows:

                              BALANCED FUND
--------------------------------------------------------------------------------

                      SIX MONTHS ENDED      YEAR ENDED
                     SEPTEMBER 30, 2004   MARCH 31, 2004
CLASS I:             SHARES     AMOUNT  SHARES     AMOUNT
--------------------------------------------------------------------------------
Sharess issued       23,252 $  267,776  74,084 $   791,490
Shares reinvested    68,411    797,085 146,634   1,586,922
Shares redeemed      (8,800)  (101,516)(28,767)   (314,865)
                    -------  --------- -------  ----------
Net increase         82,863 $  963,345 191,951 $ 2,063,547
                    -------  --------- -------  ----------
                    -------  --------- -------  ----------

CLASS A:             SHARES     AMOUNT  SHARES     AMOUNT
--------------------------------------------------------------------------------
Shares issued       191,428 $2,267,396 244,002 $ 2,707,225
Shares reinvested     4,622     55,428   3,248      37,117
Shares redeemed     (33,664)  (398,850)(20,006)   (224,600)
                    -------  --------- -------  ----------
Net increase        162,386 $1,923,974 227,244 $ 2,519,742
                    -------  --------- -------  ----------
                    -------  --------- -------  ----------

CLASS B:             SHARES     AMOUNT  SHARES     AMOUNT
--------------------------------------------------------------------------------
Shares issued        15,346 $  178,756  27,012 $   286,990
Shares reinvested       472      5,597     572       6,373
Shares redeemed      (1,141)   (13,428) (2,635)    (28,479)
                    -------  --------- -------  ----------
Net increase         14,677 $  170,925  24,949 $   264,884
                    -------  --------- -------  ----------
                    -------  --------- -------  ----------

                          BALANCED FUND (CONTINUED)
                    SIX MONTHS ENDED       YEAR ENDED
                   SEPTEMBER 30, 2004    MARCH 31, 2004
CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued     111,876  $1,311,054   190,402 $2,100,906
Shares reinvested   3,020      35,858     2,359     26,695
Shares redeemed    (2,056)    (23,995)   (3,583)   (40,569)
                  -------   ---------   ------- ----------
Net increase      112,840  $1,322,917   189,178 $2,087,032
                  -------   ---------   ------- ----------
                  -------   ---------   ------- ----------

CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          --  $       --       880 $   10,000
Shares Reinvested      14         165        --         --
Shares redeemed        --          --         4         40
                  -------   ---------   ------- ----------
Net increase           14  $      165       884 $   10,040
                  -------   ---------   ------- ----------
                  -------   ---------   ------- ----------

                             LARGE CAP FUND
--------------------------------------------------------------------------------

                     SIX MONTHS ENDED       YEAR ENDED
                  SEPTEMBER 30, 2004      MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      21,661 $   262,437    69,988 $  826,430
Shares reinvested      --          --     2,638     28,276
Shares redeemed  (125,683) (1,502,162)  (41,676)  (493,845)
                 -------- -----------   -------  ---------
Net increase     (104,022)$(1,239,725)   30,950 $  360,861
                 -------- -----------   -------  ---------
                 -------- -----------   -------  ---------

CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued       8,276  $  100,748    22,422  $ 266,087
Shares redeemed    (6,748)    (82,926)   (5,451)   (65,657)
                 -------- -----------   -------  ---------
Net increase        1,528  $   17,822    16,971  $ 200,430
                 -------- -----------   -------  ---------
                 -------- -----------   -------  ---------

CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued       4,521  $   55,500     4,827  $  54,513
Shares redeemed        --          --    (2,326)   (24,849)
                 -------- -----------   -------  ---------
Net increase        4,521  $   55,500     2,501  $  29,664
                 -------- -----------   -------  ---------
                 -------- -----------   -------  ---------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued       6,895  $   83,253    12,839 $  153,800
Shares redeemed        --     (23,735)     (950)   (11,235)
                 -------- -----------   -------  ---------
Net increase        4,863  $  59,518     11,889 $  142,565
                 -------- -----------   -------  ---------
                 -------- -----------   -------  ---------

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)


                         LARGE CAP FUND (CONTINUED)

                    SIX MONTHS ENDED        YEAR ENDED
                   SEPTEMBER 30, 2004     MARCH 31, 2004
CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          -- $       --        786 $   10,000
                 -------- -----------  -------- ----------
Net increase           -- $       --        786 $   10,000
                 -------- -----------  -------- ----------
                 -------- -----------  -------- ----------

                               HIGH YIELD FUND
--------------------------------------------------------------------------------

                     SIX MONTHS ENDED       YEAR ENDED
                    SEPTEMBER 30, 2004    MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      24,075 $   220,987    75,679 $  667,763
Shares reinvested  20,699     189,525    53,265    468,820
Shares redeemed   (41,530)   (380,211)  (75,330)  (660,377)
                 -------- -----------  -------- ----------
Net increase        3,244 $    30,301    53,614 $  476,206
                 -------- -----------  -------- ----------
                 -------- -----------  -------- ----------

CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued   2,222,458 $21,668,864 1,346,689 $12,668,592
Shares reinvested  25,321     247,704    21,003     198,252
Shares redeemed  (797,744) (7,814,244) (899,026) (8,594,389)
                 -------- -----------  --------  ----------
Net increase    1,450,035 $14,102,324   468,666 $ 4,272,455
                 -------- -----------  --------  ----------
                 -------- -----------  --------  ----------

CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      23,705 $   227,691   142,997 $1,305,533
Shares reinvested   1,251      12,057     2,797     26,014
Shares redeemed   (13,689)   (131,960)  (11,495)  (107,193)
                 -------- -----------  -------- ----------
Net increase       11,267 $  107,788    134,299 $1,224,354
                 -------- -----------  -------- ----------
                 -------- -----------  -------- ----------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued     103,237 $   984,137   548,789 $4,937,714
Shares reinvested   6,390      60,829    14,680    134,405
Shares redeemed   (61,474)   (585,320) (111,945)(1,016,794)
                 -------- -----------  -------- ----------
Net increase       48,153 $   459,646   451,524 $4,055,325
                 -------- -----------  -------- ----------
                 -------- -----------  -------- ----------

CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          -- $        --     1,103 $   10,000
Shares reinvested      15         131        --         --
Shares redeemed        --          --         4         32
                 -------- -----------  -------- ----------
Net increase           15 $       131     1,107 $   10,032
                 -------- -----------  -------- ----------
                 -------- -----------  -------- ----------


                             USA GLOBAL FUND

                     SIX MONTHS ENDED       YEAR ENDED
                    SEPTEMBER 30, 2004    MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      20,978 $   292,147    66,805  $ 834,275
Shares redeemed  (114,727) (1,553,733)  (70,593)  (882,488)
                 --------  ----------   -------   --------
Net increase
  (decrease)      (93,749) $(1,261,586)  (3,788) $ (48,213)
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------

CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      48,311 $   665,041    57,297  $ 723,212
Shares redeemed    (8,976)   (122,873)  (27,203)  (322,400)
                 --------  ----------   -------   --------
Net increase       39,335 $   542,168    30,094  $ 400,812
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------

CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued       1,177 $    15,490     2,243 $   31,003
Shares redeemed      (590)     (8,220)       --         --
                 --------  ----------   -------   --------
Net increase          587 $     7,270     2,243 $   31,003
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued     108,016 $ 1,469,516    22,149  $ 299,268
Shares redeemed    (1,505)    (19,646)     (903)   (11,788)
                 --------  ----------   -------   --------
Net increase      106,511 $ 1,449,870    21,246  $ 287,480
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------

CLASS R:           SHARES      AMOUNT    SHARES     AMOUNT
--------------------------------------------------------------------------------
Shares issued          -- $        --       699 $   10,000
                 --------  ----------   -------   --------
Net increase           -- $        --       699 $   10,000
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------


                         SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                     SIX MONTHS ENDED       YEAR ENDED
                    SEPTEMBER 30, 2004    MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      15,344  $  181,058    61,707  $ 652,952
Shares redeemed   (67,245)   (765,064)  (13,733)  (157,396)
                 --------  ----------   -------   --------
Net increase      (51,901) $ (584,006)   47,974  $ 495,556
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------
CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      52,271  $  599,215    19,731  $ 228,107
Shares redeemed    (6,393)    (78,510)   (3,647)   (40,021)
                 --------  ----------   -------   --------
Net increase       45,878  $  520,705    16,084  $ 188,086
                 --------  ----------   -------   --------
                 --------  ----------   -------   --------

               ---------------------------------------------
                    SIX MONTHS ENDED        YEAR ENDED
                  SEPTEMBER 30, 200 4     MARCH 31, 2004
CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      18,942  $  224,208     6,104 $   64,580
Shares redeemed       (74)       (834)      (50)      (597)
                ---------  ----------  -------- ----------
Net increase       18,868  $  223,374     6,054 $   63,983
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued       5,292  $   61,199    35,820 $  427,634
Shares redeemed    (2,743)    (29,611)     (157)    (1,881)
                ---------  ----------  -------- ----------
Net increase        2,549  $   31,588    35,663 $  425,753
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          --  $       --       813 $   10,000
                ---------  ----------  -------- ----------
Net increase           --  $       --       813 $   10,000
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------


                                 SMALL CAP FUND
--------------------------------------------------------------------------------

                    SIX MONTHS ENDED        YEAR ENDED
                   SEPTEMBER 30, 2004     MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued     104,638  $1,512,099    97,800 $1,270,934
Shares reinvested      --          --     1,591     21,330
Shares redeemed  (133,219) (1,885,897   (49,388)  (609,150)
                ---------  ----------  -------- ----------
Net increase      (28,581) $ (373,798)   50,003 $  683,114
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued   3,135,207 $44,896,189 1,462,834 $19,550,316
Shares reinvested      --          --     2,440      32,527
Shares redeemed(1,141,099)(15,771,164) (291,341) (3,116,235)
                ---------  ----------  --------  ----------
Net increase    1,994,108 $29,125,025 1,173,933 $16,466,608
                ---------  ----------  --------  ----------
                ---------  ----------  -------- - ---------

CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      63,479    $884,322    40,045 $  491,112
Shares reinvested      --          --       175      2,291
Shares redeemed      (620)     (8,597)  (12,071)  (134,895)
                ---------  ----------  -------- ----------
Net increase       62,859    $875,725    28,149 $  358,508
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued     361,994  $5,042,942   319,804 $3,950,913
Shares reinvested      --          --     1,026     13,459
Shares redeemed   (22,594)   (313,763)  (24,938)  (307,085)
                ---------  ----------  -------- ----------
Net increase      339,400  $4,729,179   295,892 $3,657,287
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

                         SMALL CAP FUND (CONTINUED)
--------------------------------------------------------------------------------
                   SIX MONTHS ENDED         YEAR ENDED
                  SEPTEMBER 30, 2004      MARCH 31, 2004
CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          --  $       --       681 $   10,000
                ---------  ----------  -------- ----------
Net increase           --  $       --       681 $   10,000
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

                                MID CAP FUND
--------------------------------------------------------------------------------
                                             FOR THE
                     SIX MONTHS ENDED      PERIOD ENDED
                    SEPTEMBER 30, 2004    MARCH 31, 2004
CLASS I:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      34,414  $  417,857    51,203 $  582,103
Shares redeemed   (28,852)   (337,008)   (5,139)   (56,600)
                ---------  ----------  -------- ----------
Net increase        5,562  $   80,849    46,064 $  525,503
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS A:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      95,401  $1,146,661   114,296 $1,329,008
Shares redeemed   (27,293)   (320,042)  (18,192)  (199,694)
                ---------  ----------  -------- ----------
Net increase       68,108  $  826,619    96,104 $1,129,314
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS B:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued         899  $   11,026     3,061 $   33,315
                ---------  ----------  -------- ----------
Net increase          899  $   11,026     3,061 $   33,315
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS C:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued      44,365  $  530,351    38,004 $  443,061
Shares redeemed    (4,757)    (54,717)       --         --
                ---------  ----------  -------- ----------
Net increase       39,608  $  475,634    38,004 $  443,061
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

CLASS R:           SHARES     AMOUNT     SHARES    AMOUNT
--------------------------------------------------------------------------------
Shares issued          --          --       813 $   10,000
                ---------  ----------  -------- ----------
Net increase           --          --       813 $   10,000
                ---------  ----------  -------- ----------
                ---------  ----------  -------- ----------

NOTESTO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)


4. AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES:
Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management ("KCM") to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the six months ended September 30, 2004, KCM received $81,644, $35,603, $70,931, $70,052, $20,121,
$68,887 and $8,626 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

During the year ended March 31, 2004, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and High Yield Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund's average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. In order to maintain these expense limitations for the year ended September 30, 2004, AFBA has reimbursed the Large Cap, Science & Technology and Mid Cap Funds for expenses in the amount of $13,938, $62,848, and $65,598, respectively.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended September 30, 2004 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

     Balanced Fund                       $790,599
     Large Cap Fund                       735,083
     High Yield Fund                      775,381
     USA Global Fund                      786,524
     Science & Technology Fund            436,115
     Small Cap Fund                       452,795
     Mid Cap Fund                         327,634

The table below indicates the amount of advisory fees waived for the six months ended September 30, 2004:

     Balanced Fund                       $128,672
     Large Cap Fund                        86,548
     High Yield Fund                      128,585
     USA Global Fund                       88,153
     Science & Technology Fund             23,870
     Small Cap Fund                        65,256
     Mid Cap Fund                          20,968

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fees waived for the six months ended September 30, 2004:

     Balanced Fund                        $36,000
     Large Cap Fund                        47,500
     High Yield Fund                       39,833
     USA Global Fund                       36,000
     Science & Technology Fund             47,500
     Small Cap Fund                        37,917
     Mid Cap Fund                          47,500

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the six months ended September 30, 2004:

     Balanced Fund                        $67,486
     Large Cap Fund                        70,219
     High Yield Fund                       62,193
     USA Global Fund                       69,334
     Science & Technology Fund             86,698
     Small Cap Fund                        65,056
     Mid Cap Fund                          85,806

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

The Funds have adopted a Shareholder Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in the connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.75% of each Fund's average daily net assets for Class A shares, up to 1.00% of each Fund's average daily net assets for Class B and C shares and up to 0.50% of each Fund's average daily net assets for Class R shares.

The table below indicate these expenses by specific classes for the six months ended September 30, 2004:

                                    12B-1 FEES
--------------------------------------------------------------------------------
FUND                      CLASS B     CLASS C      CLASS R
--------------------------------------------------------------------------------
Balanced                   $1,685     $10,644       $18
Large Cap                     331         827        16
High Yield                  7,795      30,863        18
USA Global                    163       4,081        17
Science & Technology          732       1,653        17
Small Cap                   3,783      25,384        17
Mid Cap                       206       2,775        17

                         SHAREHOLDER SERVICE FEES
--------------------------------------------------------------------------------
FUND              CLASS A   CLASS B    CLASS C     CLASS R
--------------------------------------------------------------------------------
Balanced         $ 4,618     $  562    $ 3,555      $7
Large Cap            446        110        276       7
High Yield        25,068      2,598     10,288       7
USA Global         1,026         54      1,360       7
Science &
  Technology         489        244        551       7
Small Cap         41,493      1,261      8,461       7
Mid Cap            2,226         69        925       7

5. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended September 30, 2004 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

   BALANCED FUND
      Purchases.......................$7,484,289
      Proceeds from sales..............6,751,904

   LARGE CAP FUND
      Purchases.......................$2,604,324
      Proceeds from sales..............2,861,342

NOTESTO FINANCIAL
STATEMENTS (UNAUDITED) (CONTINUED)


   HIGH YIELD FUND
      Purchases......................$10,366,425
      Proceeds from sales..............5,432,025

   USA GLOBAL FUND
      Purchases.......................$7,163,611
      Proceeds from sales..............6,242,406

   SCIENCE & TECHNOLOGY FUND
      Purchases.......................$1,428,522
      Proceeds from sales..............1,415,721

   SMALL CAP FUND
      Purchases......................$39,773,342
      Proceeds from sales..............8,749,261

   MID CAP FUND
      Purchases.......................$1,933,594
      Proceeds from sales................695,505

6.  FEDERAL INCOME TAX INFORMATION
No provision for Federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For fiscal year ended March 31, 2004, Science and Technology Fund deferred $37,817 in capital losses. For the fiscal year ended March 31, 2004, the Funds had no deferred currency losses.


Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2004 as follows:


DATE OF      BALANCED    LARGE CAP HIGH YIELD   USA GLOBAL
EXPIRATION       FUND         FUND       FUND         FUND
--------------------------------------------------------------------------------
2009       $   65,097   $       --     $   --   $       --
2010           23,003      304,057         --      664,107
2011          979,049    1,113,721     32,511    2,311,174
2012        1,935,625      606,857         --      156,889
         ------------ ------------ ---------- ------------
Total      $3,002,774   $2,024,635    $32,511   $3,132,170
         ------------ ------------ ---------- ------------
         ------------ ------------ ---------- ------------

7. CONCENTRATION OF OWNERSHIP
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2004, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                 % OF
                                NUMBER OF     OUTSTANDING
SHARE CLASS                   SHAREHOLDERS      SHARES
-----------------------------------------------------------
Balanced Fund Class I               1             93
Balanced Fund Class R               1            100
Large Cap Fund Class I              1             76
Large Cap Fund Class R              1            100
High Yield Fund Class I             1             86
High Yield Fund Class A             1             35
High Yield Fund Class R             1            100
USA Global Fund Class I             1             86
USA Global Fund Class B             1             39
USA Global Fund Class R             1            100
Science & Technology Fund Class I   1             83
Science & Technology Fund Class R   1            100
Small Cap Fund Class I              1             72
Small Cap Fund Class A              1             27
Small Cap Fund Class R              1            100
Mid Cap Fund Class I                1             79
Mid Cap Fund Class R                1            100

PROXY VOTING POLICIES AND PROCEDURES
Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2004 as well as description of the Proxy Policies and Procedures is available without charge upon request, by calling 1-800-243-9865 or on the SEC website www.sec.gov.

                       This page intentionally left blank

FINANCIAL HIGHLIGHTS
BALANCED FUND


--------------------------------------------------------------------------------------------------
                                                                      CLASS I
--------------------------------------------------------------------------------------------------
                                           SIX
                                      MONTHS ENDED
Condensed data for a share of         SEPTEMBER 30,
capital stock outstanding                 2004                YEARS ENDED MARCH 31,
throughout the period                  (unaudited)    2004    2003      2002    2001      2000+
--------------------------------------------------------------------------------------------------
Net asset value, beginning
    of period .......................... $11.37     $  9.14  $11.34    $10.91  $11.49    $10.22
                                         ------     -------  ------    ------  ------    ------
Income from investment operations:
       Net investment income ...........   0.22        0.45    0.29      0.35    0.34      0.41
       Net gain (loss) on securities
        (both realized and unrealized) .   0.35        2.23   (2.18)     0.43   (0.45)     1.32
                                         ------     -------  ------    ------  ------    ------
   Total from investment
      operations .......................   0.57        2.68   (1.89)     0.78   (0.11)     1.73
                                         ------     -------  ------    ------  ------    ------
   Less distributions:
       Dividends from net investment
        income .........................  (0.22)      (0.45)  (0.31)    (0.35)  (0.35)    (0.43)
       Distributions from capital
        gains ..........................     --          --      --        --   (0.12)    (0.03)
                                         ------     -------  ------    ------  ------    ------
   Total distributions .................  (0.22)      (0.45)  (0.31)    (0.35)  (0.47)    (0.46)

                                         ------     -------  ------    ------  ------    ------
Net asset value, end of period ......... $11.72      $11.37 $  9.14    $11.34  $10.91    $11.49
                                         ------     -------  ------    ------  ------    ------
                                         ------     -------  ------    ------  ------    ------
Total return* ..........................   5.00%      29.61  (16.71%)    7.28%  (0.98%)   17.39%
                                         ------     -------  ------    ------  ------    ------

Ratios/Supplemental Data

Net assets, end of period (in millions).  $  44      $  42   $   32    $   38  $   35    $    8
Ratio of expenses to average
    net assets** .......................   1.08%       1.08%   1.08%     1.08%   1.06%     1.08%
Ratio of net investment income to
   average net assets** ................   3.77%       4.18%   3.06%     3.06%   4.05%     4.01%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers** .........   2.02%       2.22%   2.42%     1.74%   1.10%     1.19%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** .......................   2.83%       3.04%   1.72%     2.40%   4.01%       3.90%
Portfolio turnover rate ................     15%         43%     33%       17%     28%       44%
--------------------------------------------------------------------------------------------------

+ Per share percentage and dollar amounts for the two years ended March 31, 2000 were audited by other independent accountants.
*  Total return not annualized for periods less than one full year.
** Annualized for periods less than one full year.
*** Sales of Class A, B, & C Shares began September 24, 2001.
#  Sales of Class R Shares began February 17, 2004.


----------------------------------------------------------------------------------------------
                                                              CLASS A
----------------------------------------------------------------------------------------------
                                             SIX                                  FOR THE
                                        MONTHS ENDED       YEAR        YEAR       PERIOD
Condensed data for a share of            SEPTEMBER 30,     ENDED       ENDED       ENDED
capital stock outstanding                   2004         MARCH 31,   MARCH 31,   MARCH 30,
throughout the period                    (unaudited)        2004       2003       2002***
----------------------------------------------------------------------------------------------
Net asset value, beginning
    of period ..........................   $11.69        $  9.30       $11.45     $  9.60
                                           ------        -------       ------     -------
Income from investment operations:
       Net investment income ...........     0.18           0.32         0.25        0.13
       Net gain (loss) on securities
        (both realized and unrealized) .     0.38           2.39        (2.14)       1.85
                                           ------        -------       ------     -------
   Total from investment
      operations .......................     0.56           2.71        (1.89)       1.98
                                           ------        -------       ------     -------
   Less distributions:
       Dividends from net investment
        income .........................    (0.18)         (0.32)       (0.26)      (0.13)
       Distributions from capital
        gains ..........................       --             --           --          --
                                           ------        -------       ------     -------
   Total distributions .................    (0.18)         (0.32)       (0.26)      (0.13)
                                           ------        -------       ------     -------
                                           ------        -------       ------     -------
Net asset value, end of period .........   $12.07         $11.69      $  9.30      $11.45
                                           ------        -------       ------     -------
                                           ------        -------       ------     -------
Total return* ..........................     4.81%         29.32%      (16.49%)     20.60%
                                           ------        -------       ------     -------

Ratios/Supplemental Data

Net assets, end of period (in millions). $      5       $      3      $  0.08     $  0.04
Ratio of expenses to average
    net assets** .......................     1.33%          1.33%        1.33%       1.33%
Ratio of net investment income to
   average net assets** ................     3.50           3.97%        2.88%       2.88%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers** .........     2.26%          2.46%        2.72%       1.87%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** .......................      2.57%         2.84%        1.49%       2.34%
Portfolio turnover rate ................       15%            43%          33%         17%
----------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                                            CLASS B
------------------------------------------------------------------------------------------------
                                            SIX                                     FOR THE
                                        MONTHS ENDED       YEAR        YEAR         PERIOD
Condensed data for a share of           SEPTEMBER 30,      ENDED       ENDED         ENDED
capital stock outstanding                  2004          MARCH 31,  MARCH 31,     MARCH 31,
throughout the period                   (unaudited)         2004       2003         2002***
------------------------------------------------------------------------------------------------

Net asset value, beginning
    of period ..........................   $11.56        $  9.23      $11.41       $  9.60
                                           ------        -------      ------       -------
Income from investment operations:
       Net investment income ...........     0.15           0.28        0.18          0.13
       Net gain (loss) on securities
        (both realized and unrealized) .     0.36           2.33       (2.18)         1.81
                                           ------        -------      ------       -------
   Total from investment
      operations .......................     0.51           2.61       (2.00)         1.94
                                           ------        -------      ------       -------
   Less distributions:
       Dividends from net investment
        income .........................    (0.14)         (0.28)      (0.18)       (0.13)
       Distributions from capital
        gains ..........................       --             --          --            --
                                           ------        -------      ------       -------
   Total distributions .................    (0.14)         (0.28)      (0.18)       (0.13)
                                           ------        -------      ------       -------
                                           ------        -------      ------       -------
Net asset value, end of period .........   $11.93         $11.56     $  9.23       $11.41
                                           ------        -------      ------       -------
                                           ------        -------      ------       -------
Total return* ..........................     4.46%         28.40%     (17.51%)       20.17%
                                           ------        -------      ------       -------

Ratios/Supplemental Data

Net assets, end of period (in millions).   $ 0.53        $  0.34     $  0.04       $  0.01
Ratio of expenses to average
    net assets** .......................     2.08%          2.08%       2.08%         2.08%
Ratio of net investment income to
   average net assets** ................     2.76%          3.19%       2.28%         2.19%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers** .........     3.02%          3.20%       3.49%         3.17%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** .......................     1.82%          2.07%       0.87%         1.10%
Portfolio turnover rate ................       15%            43%         33%           17%
------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                 CLASS C                              CLASS R
----------------------------------------------------------------------------------------------------------------------
                                             SIX                                FOR THE          SIX        FOR THE
                                        MONTHS ENDED      YEAR        YEAR      PERIOD      MONTHS ENDED    PERIOD
Condensed data for a share of            SEPTEMBER 30,    ENDED       ENDED      ENDED      SEPTEMBER 30,    ENDED
capital stock outstanding                   2004        MARCH 31,   MARCH 31,  MARCH 31,        2004       MARCH 31,
throughout the period                    (unaudited)       2004        2003     2002***      (unaudited)     2004#
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
    of period ..........................   $11.57       $  9.23      $11.41     $  9.60         $11.25       $11.36
                                           ------       -------      ------     -------         ------       ------
Income from investment operations:
       Net investment income ...........     0.15          0.26        0.18        0.13           0.19         0.05
       Net gain (loss) on securities
        (both realized and unrealized) .     0.37          2.34       (2.18)       1.81           0.35       (01.11)
                                           ------       -------      ------     -------         ------       ------
   Total from investment
      operations .......................     0.52          2.60       (2.00)       1.94           0.54        (0.06)
                                           ------       -------      ------     -------         ------       ------
   Less distributions:
       Dividends from net investment
        income .........................    (0.15)        (0.26)      (0.18)      (0.13)         (0.19)       (0.05)
       Distributions from capital
        gains ..........................       --            --          --          --             --           --
                                           ------       -------      ------     -------         ------       ------
   Total distributions .................    (0.15)        (0.26)      (0.18)      (0.13)         (0.19)       (0.05)
                                           ------       -------      ------     -------         ------       ------
                                           ------       -------      ------     -------         ------       ------
Net asset value, end of period .........   $11.94        $11.57     $  9.23      $11.41         $11.60       $11.25
                                           ------       -------      ------     -------         ------       ------
                                           ------       -------      ------     -------         ------       ------
Total return* ..........................     4.46%        28.31%    (17.53%)      20.17%          4.78        (0.57%)
                                           ------       -------      ------     -------         ------       ------

Ratios/Supplemental Data

Net assets, end of period (in millions).  $     4      $      2     $  0.05     $  0.01        $  0.01      $  0.01
Ratio of expenses to average
    net assets** .......................     2.08%         2.08%       2.08%       2.08%          1.58%        1.58%
   Ratio of net investment income to
   average net assets** ................     2.76%         3.23%       2.22%       2.19%          3.27%       3.82%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers** .........     3.01%        3.20%        3.47%       3.17%          2.51%       2.50%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** .......................     1.83%        2.11%        0.83%       1.10%          2.34%        2.89%
Portfolio turnover rate ................       15%          43%          33%         17%            15%          43%
----------------------------------------------------------------------------------------------------------------------


See Accompanying Notes to Financial Statements.

58 & 59

FINANCIAL HIGHLIGHTS
LARGE CAP FUND

---------------------------------------------------------------------------------------------------
                                                                     CLASS I
---------------------------------------------------------------------------------------------------
                                            SIX
                                        MONTHS ENDED
Condensed data for a share of           SEPTEMBER 30,
capital stock outstanding                   2004                YEARS ENDED MARCH 31,
throughout the period                   (unaudited)    2004    2003      2002    2001      2000+
---------------------------------------------------------------------------------------------------

Net asset value, beginning
   of period ...........................  $12.55     $  8.94  $13.00    $12.76  $14.76    $11.54
                                          ------     -------  ------    ------  ------    ------
   Income from investment operations:
       Net investment income (loss) ....   (0.01)      (0.03)   0.02     (0.03)   0.03      0.02
       Net gain (loss) on securities
        (both realized and unrealized) .   (0.66)       3.66   (4.08)     0.27   (1.43)     3.23
                                          ------     -------  ------    ------  ------    ------
   Total from investment operations ....   (0.67)       3.63   (4.06)     0.24   (1.40)     3.25
                                          ------     -------  ------    ------  ------    ------
   Less distributions:
       Dividends from net investment
          income .......................      --       (0.02)     --        --   (0.02)    (0.03)
       Distributions from capital gains       --          --      --        --   (0.31)       --
       Return of capital ...............      --          --      --        --   (0.27)       --
                                          ------     -------  ------    ------  ------    ------
   Total distributions .................      --       (0.02)     --        --   (0.60)    (0.03)
                                          ------     -------  ------    ------  ------    ------
Net asset value, end of period .........  $11.88     $ 12.55  $ 8.94    $13.00  $12.76    $14.76
                                          ======     =======  ======    ======  ======    ======
Total return* ..........................   (5.34%)     40.60% (31.23%)    1.88%  (9.97%)   28.22%
                                          ======     =======  ======    ======  ======    ======
Ratios/Supplemental Data

Net assets, end of period
    (in millions). .....................  $   19     $    22  $   15    $   22  $   20    $   13
Ratio of expenses to average
   net assets** ........................    1.28%       1.08%   1.08%     1.08%   1.06%     1.08%
Ratio of net investment income
    (loss) to average net assets**. ....   (0.21%)     (0.08%)  0.18%    (0.21%)  0.14%     0.15%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .........    3.30%       3.29%    3.63%    2.25%   1.09%     1.13%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement
   and waivers** .......................   (2.23%)     (2.29%) (2.37%)   (1.38%)  0.11%     0.10%
Portfolio turnover rate ................      13%         45%     13%       11%     29%       31%
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                 CLASS A
----------------------------------------------------------------------------------------------
                                              SIX                                  FOR THE
                                         MONTHS ENDED       YEAR        YEAR       PERIOD
Condensed data for a share of             SEPTEMBER 30,     ENDED       ENDED       ENDED
capital stock outstanding                     2004         MARCH 31,   MARCH 31,   MARCH 30,
throughout the period                     (unaudited)        2004        2003       2002***
----------------------------------------------------------------------------------------------
Net asset value, beginning
   of period ...........................     $12.50        $  8.91      $12.99      $10.53
                                             ------        -------      ------      ------
   Income from investment operations:
       Net investment income (loss) ....      (0.03)         (0.03)         --       (0.02)
       Net gain (loss) on securities
        (both realized and unrealized) .      (0.65)          3.62       (4.08)       2.48
                                             ------        -------      ------      ------
   Total from investment operations ....      (0.68)          3.59       (4.08)       2.46
                                             ------        -------      ------      ------
   Less distributions:
       Dividends from net investment
          income ...../.................         --             --          --          --
       Distributions from capital gains          --             --          --          --
       Return of capital ...............         --             --          --          --
                                             ------        -------      ------      ------
   Total distributions .................         --             --          --          --
                                             ------        -------      ------      ------
Net asset value, end of period .........     $11.82        $ 12.50      $ 8.91      $12.99
                                             ======        =======      ======      ======
Total return* ..........................      (5.44%)        40.29%     (31.41%)     23.36%
                                             ======        =======      ======      ======
Ratios/Supplemental Data

Net assets, end of period
    (in millions). .....................     $ 0.37        $  0.37      $ 0.12      $ 0.07
Ratio of expenses to average
   net assets** ........................       1.53%          1.33%       1.33%       1.33%
Ratio of net investment income
    (loss) to average net assets**. ....      (0.47%)        (0.36%)     (0.05%)     (0.49%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .........       3.55%          3.52%       3.93%       2.97%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**..      (2.49%)        (2.55%)     (2.65%)     (2.13%)
Portfolio turnover rate ................         13%            45%         13%         11%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                   CLASS B
--------------------------------------------------------------------------------------------------
                                              SIX                                      FOR THE
                                         MONTHS ENDED        YEAR         YEAR         PERIOD
Condensed data for a share of            SEPTEMBER 30,       ENDED        ENDED         ENDED
capital stock outstanding                    2004          MARCH 31,    MARCH 31,     MARCH 31,
throughout the period                     (unaudited)         2004        2003         2002***
--------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period ...........................    $12.26          $  8.80      $12.93        $10.53
                                            ------          -------      ------        ------
   Income from investment operations:
       Net investment income (loss) ....     (0.06)           (0.05)      (0.08)        (0.06)
       Net gain (loss) on securities
        (both realized and unrealized) .    (0.66)             3.51       (4.05)         2.46
                                            ------          -------      ------        ------
   Total from investment operations ....     (0.72)            3.46       (4.13)         2.40
                                            ------          -------      ------        ------
   Less distributions:
       Dividends from net investment
          income .......................        --               --          --            --
       Distributions from capital gains         --               --          --            --
       Return of capital ...............        --               --          --            --
                                            ------          -------      ------        ------
   Total distributions .................        --               --          --            --
                                            ------          -------      ------        ------
Net asset value, end of period .........    $11.54          $ 12.26      $ 8.80        $12.93
                                            ======          =======      ======        ======
Total return* ..........................     (5.87%)          39.32%     (31.94%)       22.79%
                                            ======          =======      ======        ======
Ratios/Supplemental Data

Net assets, end of period
    (in millions). .....................    $ 0.11          $  0.06      $ 0.02        $ 0.02
Ratio of expenses to average
   net assets** ........................      2.28%            2.08%       2.08%         2.08%
Ratio of net investment income
    (loss) to average net assets**. ....     (1.26%)          (1.07%)     (0.82%)       (1.24%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .........      4.30%            4.29%       4.65%         3.94%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers** .     (3.28%)          (3.28%)     (3.39%)       (3.10%)
Portfolio turnover rate ................        13%              45%         13%           11%
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                   CLASS C                              CLASS R
------------------------------------------------------------------------------------------------------------------------
                                                SIX                                FOR THE          SIX         FOR THE
                                           MONTHS ENDED      YEAR        YEAR      PERIOD       MONTHS ENDED    PERIOD
Condensed data for a share of              SEPTEMBER 30,     ENDED       ENDED      ENDED       SEPTEMBER 30,    ENDED
capital stock outstanding                      2004        MARCH 31,   MARCH 31,   MARCH 31,        2004       MARCH 31,
throughout the period                       (unaudited)      2004        2003      2002***      (unaudited)      2004#
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period ...........................      $12.26       $  8.81      $12.93      $10.53         $12.30       $12.72
                                              ------       -------      ------      ------         ------       ------
   Income from investment operations:
       Net investment income (loss) ....       (0.07)           --       (0.08)      (0.08)         (0.04)         --
       Net gain (loss) on securities
        (both realized and unrealized) .       (0.65)         3.45       (4.04)       2.48          (0.65)       (0.42)
                                              ------       -------      ------      ------         ------       ------
   Total from investment operations ....       (0.72)         3.45       (4.12)       2.40          (0.69)       (0.42)
                                              ------       -------      ------      ------         ------       ------
   Less distributions:
       Dividends from net investment
          income .......................          --            --          --          --             --           --
       Distributions from capital gains           --            --          --          --             --           --
       Return of capital ...............          --            --          --          --             --           --
                                              ------       -------      ------      ------         ------       ------
   Total distributions .................          --            --          --          --             --           --
                                              ------       -------      ------      ------         ------       ------
Net asset value, end of period .........      $11.54       $ 12.26      $ 8.81      $12.93         $11.61       $12.30
                                              ======       =======      ======      ======         ======       ======
Total return* ..........................        5.87%        39.16%     (31.86%)     22.79%         (5.61%)      (3.30%)
                                              ======       =======      ======      ======         ======       ======
Ratios/Supplemental Data

Net assets, end of period
    (in millions). .....................      $    0       $  0.18      $ 0.03      $ 0.01         $ 0.01       $ 0.01
Ratio of expenses to average
   net assets** ........................        2.28%         2.09%       2.08%       2.08%          1.78%        1.61%
Ratio of net investment income
    (loss) to average net assets**. ....       (1.22%)       (1.11%)     (0.83%)     (1.20%)        (0.70%)      (0.28%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .........        4.30%        4.27%        4.66%       3.95%          3.80%        3.22%
Ratio of net investment income (loss) to
   average net assets before contractual
   expense reimbursement and waivers**..      (3.24%)        (3.29%)     (3.41%)     (3.07%)        (2.72%)      (1.90%)
Portfolio turnover rate ................          13%          45%          13%         11%            13%          45%
---------------------------------------------------------------------------------------------------------------------------

+ Per share percentage and dollar amounts for the year ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
*** Sales of Class A, B, & C Shares began September 24, 2001.
#   Sales of Class R Shares began February 17, 2004.

See Accompanying Notes to Financial Statements.

60 & 61

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

-----------------------------------------------------------------------------------------------------------
                                                                             CLASS I
-----------------------------------------------------------------------------------------------------------
                                                   SIX
                                               MONTHS  ENDED
Condensed data for a share of                   SEPTEMBER 30,
capital stock outstanding                           2004                YEARS ENDED MARCH 31,
throughout the period                           (unaudited)    2004    2003      2002    2001      2000+
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $ 9.23     $  8.04  $ 8.26    $ 8.81  $ 8.72    $ 9.12
                                                   ------     -------  ------    ------  ------    ------
Income from investment operations:
       Net investment income ...................     0.14        0.37    0.54      0.76    0.84      0.80
       Net gain (loss) on securities
        (both realized unrealized) .............       --        1.20   (0.23)    (0.41)   0.27     (0.42)
                                                   ------     -------  ------    ------  ------    ------
   Total from investment operations ............     0.14        1.57    0.31      0.35    1.11      0.38
                                                   ------     -------  ------    ------  ------    ------
   Less distributions:
       Dividends from net investment
          income ...............................    (0.15)      (0.38)  (0.53)    (0.79)  (0.87)    (0.78)
       Distributions from capital gains. .......       --          --       --    (0.02)  (0.15)       --
       Return of capital .......................       --          --       --    (0.09)     --        --
                                                   ------     -------  ------    ------  ------    ------
   Total distributions .........................    (0.15)      (0.38)  (0.53)    (0.90)  (1.02)    (0.78)
                                                   ------     -------  ------    ------  ------    ------
Net asset value, end of period .................   $ 9.22     $  9.23  $ 8.04    $ 8.26  $ 8.81    $ 8.72
                                                   ======     =======  ======    ======  ======    ======
Total return* ..................................     1.51%      19.80%   4.11%     4.18%  13.49%     4.28%
                                                   ======     =======  ======    ======  ======    ======
Ratios/Supplemental Data

Net assets, end of period (in millions) ........   $   12     $    12  $   10    $    9  $    8    $    5
Ratio of expenses to average net assets** ......     1.08%       1.08%   1.08%     1.08%   1.06%     1.08%
Ratio of net investment income to
    average net assets** .......................     3.13%       4.20%   6.72%     8.82%  10.55%     9.27%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .................     2.19%       2.82%   4.57%     3.68%   1.19%     1.26%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** ...............................    2.02%        2.46%   3.23%     6.22%  10.42%     9.09%
Portfolio turnover rate. .......................      21%          44%     36%       34%     36%       34%
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                      CLASS A
---------------------------------------------------------------------------------------------------
                                                   SIX                                  FOR THE
                                               MONTHS ENDED       YEAR        YEAR       PERIOD
Condensed data for a share of                  SEPTEMBER 30,     ENDED       ENDED       ENDED
capital stock outstanding                          2004         MARCH 31,   MARCH 31,   MARCH 30,
throughout the period                          (unaudited)        2004        2003       2002***
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $ 9.86        $  8.57      $ 8.68      $ 8.55
                                                  ------        -------      ------      ------
Income from investment operations:
       Net investment income ...................    0.13           0.37        0.43        0.24
       Net gain (loss) on securities
        (both realized unrealized) .............      --           1.28       (0.11)       0.16
                                                  ------        -------      ------      ------
   Total from investment operations ............   (0.13)          1.65        0.32        0.40
                                                  ------        -------      ------      ------
   Less distributions:
       Dividends from net investment
          income ...............................   (0.14)         (0.36)      (0.43)      (0.24)
       Distributions from capital gains. .......      --             --          --       (0.01)
       Return of capital .......................      --             --          --       (0.02)
                                                  ------        -------      ------      ------
   Total distributions .........................   (0.14)         (0.36)      (0.43)      (0.27)
                                                  ------        -------      ------      ------
Net asset value, end of period .................  $ 9.85        $  9.86      $ 8.57      $ 8.68
                                                  ======        =======      ======      ======
Total return* ..................................    1.31%         19.54%       3.92%       4.64%
                                                  ======        =======      ======      ======
Ratios/Supplemental Data

Net assets, end of period (in millions) ........  $   24        $     9      $    4      $ 0.11
Ratio of expenses to average net assets** ......    1.33%          1.33%       1.33%       1.33%
Ratio of net investment income to
    average net assets** .......................    2.81%          3.90%       6.10%       8.39%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .................    2.39%          3.06%       4.61%       4.71%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** ...............................    1.75%          2.17%       2.82%       5.01%
Portfolio turnover rate. .......................      21%            44%         36%         34%
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                           CLASS B
-----------------------------------------------------------------------------------------------------------
                                                      SIX                                      FOR THE
                                                 MONTHS ENDED        YEAR         YEAR         PERIOD
Condensed data for a share of                    SEPTEMBER 30,       ENDED        ENDED         ENDED
capital stock outstanding                            2004          MARCH 31,    MARCH 31,     MARCH 31,
throughout the period                             (unaudited)         2004        2003         2002***
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $ 9.71          $  8.44      $ 8.54        $ 8.55
                                                    ------          -------      ------        ------
Income from investment operations:
       Net investment income ...................      0.10             0.28        0.36          0.29
       Net gain (loss) on securities
        (both realized unrealized) .............     (0.01)            1.27       (0.11)         0.07
                                                    ------          -------      ------        ------
   Total from investment operations ............      0.09             1.55        0.25          0.36
                                                    ------          -------      ------        ------
   Less distributions:
       Dividends from net investment
       income ..................................     (0.10)           (0.28)      (0.35)        (0.29)
       Distributions from capital gains. .......        --               --          --         (0.01)
       Return of capital .......................        --               --          --         (0.07)
                                                    ------          -------      ------        ------
   Total distributions .........................     (0.10)           (0.28)      (0.35)        (0.37)
                                                    ------          -------      ------        ------
Net asset value, end of period .................    $ 9.70          $  9.71      $ 8.44        $ 8.54
                                                    ======          =======      ======        ======
Total return* ..................................      0.97%           18.61%       3.17%         4.29%
                                                    ======          =======      ======        ======
Ratios/Supplemental Data

Net assets, end of period (in millions) ........    $    2          $     2      $ 0.63        $ 0.02
Ratio of expenses to average net assets** ......      2.08%            2.08%       2.08%         2.07%
Ratio of net investment income to
    average net assets** .......................      2.13%            3.10%       5.60%         7.91%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .................      3.19%            3.83%       5.47%         5.84%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** ...............................      1.02%            1.35%       2.21%         4.14%
Portfolio turnover rate. .......................        21%              44%         36%           34%
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS C                              CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                                       SIX                                FOR THE          SIX         FOR THE
                                                  MONTHS ENDED      YEAR        YEAR      PERIOD       MONTHS ENDED    PERIOD
Condensed data for a share of                     SEPTEMBER 30,     ENDED       ENDED      ENDED       SEPTEMBER 30,    ENDED
capital stock outstanding                             2004        MARCH 31,   MARCH 31,   MARCH 31,        2004       MARCH 31,
throughout the period                              (unaudited)      2004        2003      2002***      (unaudited)      2004#
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........     $ 9.60       $  8.34      $ 8.48      $ 8.55         $ 9.09       $ 9.06
                                                     ------       -------      ------      ------         ------       ------
Income from investment operations:
       Net investment income ...................       0.10          0.28        0.40        0.35           0.12         0.04
       Net gain (loss) on securities
        (both realized unrealized) .............      (0.01)         1.26       (0.15)       0.01          (0.01)        0.02
                                                     ------       -------      ------      ------         ------       ------
   Total from investment operations ............       0.09          1.54        0.25        0.36           0.11         0.06
                                                     ------       -------      ------      ------         ------       ------
   Less distributions:
       Dividends from net investment
       income ..................................      (0.10)        (0.28)      (0.39)      (0.35)         (0.12)       (0.03)
       Distributions from capital gains. .......         --            --          --       (0.01)            --           --
       Return of capital .......................         --            --          --       (0.07)            --           --
                                                     ------       -------      ------      ------         ------       ------
   Total distributions .........................      (0.10)        (0.28)      (0.39)      (0.43)         (0.12)       (0.03)
                                                     ------       -------      ------      ------         ------       ------
Net asset value, end of period .................     $ 9.59       $  9.60      $ 8.34      $ 8.48         $ 9.08       $ 9.09
                                                     ======       =======      ======      ======         ======       ======
Total return* ..................................       0.97%        18.73%       3.11%       4.29%          1.21%        0.65%
                                                     ======       =======      ======      ======         ======       ======
Ratios/Supplemental Data

Net assets, end of period (in millions) ........     $    8       $     8      $    3      $ 0.01         $ 0.01       $ 0.01
Ratio of expenses to average net assets** ......       2.08%         2.08%       2.08%       2.08%          1.58%        1.58%
Ratio of net investment income to
    average net assets** .......................       2.13%         3.14%       5.29%       7.82%          2.62%        3.41%
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** .................       3.19%         3.82%       5.33%       5.89%          2.69%        3.15%
Ratio of net investment income to
   average net assets before
   contractual expense reimbursement
   and waivers** ...............................       1.02%         1.40%       2.04%       4.01%          1.51%        1.85%
Portfolio turnover rate. .......................         21%           44%         36%         34%            21%          44%
----------------------------------------------------------------------------------------------------------------------------------

+ Per share percentage and dollar amounts for the year ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
*** Sales of Class A, B, & C Shares began September 24, 2001.
#   Sales of Class R Shares began February 17, 2004.

See Accompanying Notes to Financial Statements.

62 & 63

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX
                                                   MONTHS ENDED
                                                   SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           2004                                YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                  (unaudited)       2004          2003           2002         2001          2000+
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $14.17       $  9.54        $14.23         $13.08       $16.90        $11.06
                                                      ------       -------        ------         ------       ------        ------
   Income from investment operations:
       Net investment income (loss) ...........           --            --         (0.02)         (0.06)        0.01          0.01
       Net gain (loss) on securities
          (both realized and unrealized) ......        (0.55)         4.63         (4.67)          1.21        (3.22)         5.86
                                                      ------       -------        ------         ------       ------        ------
   Total from investment operations ...........        (0.55)         4.63         (4.69)          1.15        (3.21)         5.87
                                                      ------       -------        ------         ------       ------        ------
   Less distributions:
       Dividends from net investment income ...           --            --            --             --           --         (0.03)
       Distributions from capital gains .......           --            --            --             --        (0.55)           --
       Return of capital ......................           --            --            --             --        (0.06)           --
                                                      ------       -------        ------         ------       ------        ------
   Total distributions ........................           --            --            --             --        (0.61)        (0.03)
                                                      ------       -------        ------         ------       ------        ------
Net asset value, end of period ................       $13.62       $ 14.17       $  9.54         $14.23       $13.08        $16.90
                                                      ======       =======       =======         ======       ======        ======
Total return* .................................        (3.88%)       48.53%       (32.96%)         8.79%       (19.34%)      53.11%
                                                      ======       =======       =======         ======       ======        ======
Ratios/Supplemental Data

Net assets, end of period (in millions). ......       $   39        $   42       $    28         $   42       $   38        $   15
Ratio of expenses to average net assets** .....         1.28%         1.08%         1.08%          1.08%        1.06%         1.08%
Ratio of net investment income (loss)
   to average net assets** ....................        (0.04%)        0.04%        (0.19%)        (0.44%)      (0.08%)        0.03%
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ................         2.18%         2.32%         2.49%          1.73%        1.07%         1.13%
Ratio of net investment income (loss)
   to average net assets
   contractual expense
   reimbursement and waivers** ................        (0.94%)       (1.20%)       (1.60%)        (1.09%)      (0.09%)       (0.02%)
Portfolio turnover rate. ......................           16%           23%           11%            13%          14%           36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX                                                   FOR THE
                                                                 MONTHS ENDED            YEAR           YEAR                PERIOD
                                                                 SEPTEMBER 30,           ENDED          ENDED                ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          2004              MARCH 31,      MARCH 31,            MARCH 30,
OUTSTANDING THROUGHOUT THE PERIOD                                 (unaudited)             2004          2003                2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................               $14.08             $  9.51         $14.22               $11.07
                                                                    ------             -------         ------               ------
   Income from investment operations:
       Net investment income (loss) .................                (0.01)              (0.01)         (0.04)               (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ............                (0.55)               4.58          (4.67)                3.17
                                                                    ------             -------         ------               ------
   Total from investment operations .................                (0.56)               4.57          (4.71)                3.15
                                                                    ------             -------         ------               ------
   Less distributions:
       Dividends from net investment income .........                   --                  --             --                   --
       Distributions from capital gains .............                   --                  --             --                   --
       Return of capital ............................                   --                  --             --                   --
                                                                    ------             -------         ------               ------
   Total distributions ..............................                   --                  --             --                   --
                                                                    ------             -------         ------               ------
Net asset value, end of period ......................               $13.52             $ 14.08        $  9.51               $14.22
                                                                    ======             =======        =======               ======
Total return* .......................................                (3.98%)             48.05%        (33.12%)              28.46%
                                                                    ======             =======        =======               ======
Ratios/Supplemental Data

Net assets, end of period (in millions). ............               $    1             $  0.57        $  0.10              $  0.16
Ratio of expenses to average net assets** ...........                 1.53%               1.34%          1.33%                1.33%
Ratio of net investment income (loss)
   to average net assets** ..........................                (0.25%)             (0.12%)        (0.46%)              (0.86%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ......................                 2.43%               2.53%          2.71%                2.29%
Ratio of net investment income (loss)
   to average net assets
   contractual expense
   reimbursement and waivers** ......................                (1.15%)             (1.31%)        (1.84%)              (1.82%)
Portfolio turnover rate. ............................                   16%                 23%            11%                  13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SIX                                              FOR THE
                                                                     MONTHS ENDED         YEAR            YEAR            PERIOD
                                                                    SEPTEMBER 30,         ENDED           ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             2004            MARCH 31,      MARCH 31,        MARCH 30,
OUTSTANDING THROUGHOUT THE PERIOD                                    (unaudited)           2004           2003            2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................      $13.82           $  9.40          $14.17           $11.07
                                                                        ------           -------          ------           ------
   Income from investment operations:
       Net investment income (loss) ..............................       (0.06)            (0.04)          (0.13)           (0.10)
       Net gain (loss) on securities
         (both realized and unrealized) ..........................       (0.54)             4.46           (4.64)            3.20
                                                                        ------           -------          ------           ------
   Total from investment operations ..............................       (0.60)             4.42           (4.77)            3.10
                                                                        ------           -------          ------           ------
   Less distributions:
       Dividends from net investment income ......................          --                --              --               --
       Distributions from capital gains ..........................          --                --              --               --
       Return of capital .........................................          --                --              --               --
                                                                        ------           -------          ------           ------
   Total distributions ...........................................          --                --              --               --
                                                                        ------           -------          ------           ------
Net asset value, end of period ...................................      $13.22           $ 13.82          $ 9.40           $14.17
                                                                        ======           =======          ======           ======
Total return* ....................................................       (4.34%)           47.02%         (33.66%)          28.00%
                                                                        ======
Ratios/Supplemental Data

Net assets, end of period (in millions). .........................      $ 0.05           $  0.05          $ 0.01           $ 0.01
Ratio of expenses to average net assets** ........................        2.28%             2.09%           2.08%            2.08%
Ratio of net investment income (loss)
   to average net assets** .......................................       (0.01%)           (0.88%)         (1.19%)          (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............        3.18%             3.32%           3.50%            3.12%
Ratio of net investment income (loss) to average net assets
   contractual expense reimbursement and waivers** ...............       (1.91%)           (2.12%)         (2.61%)          (2.50%)
Portfolio turnover rate. .........................................          16%               23%             11%              13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX                                                 FOR THE
                                                               MONTHS ENDED          YEAR              YEAR             PERIOD
                                                               SEPTEMBER 30,         ENDED             ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2004            MARCH 31,         MARCH 31,         MARCH 30,
OUTSTANDING THROUGHOUT THE PERIOD                               (unaudited)           2004              2003            2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $13.82            $ 9.40             $14.16           $11.07
                                                                   ------            ------             ------           ------
   Income from investment operations:
       Net investment income (loss) ..........................         --             (0.05)             (0.10)           (0.09)
       Net gain (loss) on securities
         (both realized and unrealized) ......................      (0.59)             4.47              (4.66)            3.18
                                                                   ------            ------             ------           ------
   Total from investment operations ..........................      (0.59)             4.42              (4.76)            3.09
                                                                   ------            ------             ------           ------
   Less distributions:
       Dividends from net investment income ..................         --                --                 --               --
       Distributions from capital gains ......................         --                --                 --               --
       Return of capital .....................................         --                --                 --               --
                                                                   ------            ------             ------           ------
   Total distributions .......................................         --                --                 --               --
                                                                   ------            ------             ------           ------
Net asset value, end of period ...............................     $13.23            $13.82            $  9.40           $14.16
                                                                   ======            ======            =======           ======
Total return* ................................................      (4.27%)           47.02%            (33.62%)          27.91%

Ratios/Supplemental Data

Net assets, end of period (in millions). .....................     $    2            $ 0.43            $  0.09           $ 0.01
Ratio of expenses to average net assets** ....................       2.28%             2.09%              2.08%            2.08%
Ratio of net investment income (loss)
   to average net assets** ...................................      (0.97%)           (0.90%)            (1.15%)          (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........       3.17%             3.31%              3.56%            3.13%
Ratio of net investment income (loss) to average net assets
   contractual expense reimbursement and waivers** ...........      (1.86%)           (2.12%)            (2.63%)          (2.51%)
Portfolio turnover rate. .....................................         16%               23%                11%              13%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                  CLASS R
---------------------------------------------------------------------------------------------------
                                                                           SIX             FOR THE
                                                                      MONTHS ENDED         PERIOD
                                                                      SEPTEMBER 30,         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                               2004            MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                      (unaudited)          2004#
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................        $13.93            $14.30
                                                                          ------            ------
   Income from investment operations:
       Net investment income (loss) ..............................         (0.04)            (0.37)
       Net gain (loss) on securities
         (both realized and unrealized) ..........................         (0.53)               --
                                                                          ------            ------
   Total from investment operations ..............................         (0.57)            (0.37)
                                                                          ------            ------
   Less distributions:
       Dividends from net investment income ......................            --                --
       Distributions from capital gains ..........................            --                --
       Return of capital .........................................            --                --
                                                                          ------            ------
   Total distributions ...........................................            --                --
                                                                          ------            ------
Net asset value, end of period ...................................        $13.36            $13.93
                                                                          ======            ======
Total return* ....................................................         (4.09%)           (2.59%)

Ratios/Supplemental Data

Net assets, end of period (in millions). .........................        $ 0.01            $ 0.01
Ratio of expenses to average net assets** ........................          1.78%             1.61%
Ratio of net investment income (loss)
   to average net assets** .......................................         (0.53%)           (0.27%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............          2.68%             2.51%
Ratio of net investment income (loss) to average net assets
   contractual expense reimbursement and waivers** ...............         (1.43%)           (1.17%)
Portfolio turnover rate. .........................................            16%               23%
---------------------------------------------------------------------------------------------------

+ PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
*   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

See Accompanying Notes to Financial Statements.

64 & 65

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS I
--------------------------------------------------------------------------------------------------------------------------
                                                        SIX                                                  FOR THE
                                                   MONTHS  ENDED         YEAR              YEAR              PERIOD
                                                   SEPTEMBER 30,         ENDED             ENDED              ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK            2004            MARCH 31,         MARCH 31,          MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                  (unaudited)           2004              2003              2002***
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............     $12.49           $  6.76             $11.38             $10.00
                                                      ------           -------             ------             ------
   Income from investment operations:

       Net investment loss ......................      (0.05)            (0.08)             (0.04)             (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ........      (0.92)             5.81              (4.58)              1.41
                                                      ------           -------             ------             ------
   Total from investment operations. ............      (0.97)             5.73              (4.62)              1.38
                                                      ------           -------             ------             ------
Net asset value, end of period ..................     $11.52           $ 12.49             $ 6.76             $11.38
                                                      ======           =======             ======             ======
Total return* ...................................      (7.77%)           84.76%            (40.60%)            13.80%
                                                      ======           =======             ======             ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .........     $    4           $     5             $    2             $    4
Ratio of expenses to average net assets**. ......       1.28%             1.23%              1.08%              1.08%
Ratio of net investment loss
   to average net assets** ......................      (0.76%)           (0.78%)            (0.60%)            (0.70%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ..................       8.68%            10.53%             14.87%              6.37%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ..................      (8.16%)          (10.08%)           (14.39%)            (5.99%)
Portfolio turnover rate. ........................         25%               44%                19%                 5%
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS A
-------------------------------------------------------------------------------------------------------------------------
                                                             SIX                                              FOR THE
                                                        MONTHS ENDED          YEAR             YEAR           PERIOD
                                                        SEPTEMBER 30,         ENDED            ENDED           ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 2004            MARCH 31,        MARCH 31,       MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                        (unaudited)          2004             2003           2002***
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............         $12.42          $  6.74           $11.37            $10.00
                                                            ------          -------           ------            ------
   Income from investment operations:

       Net investment loss ........................          (0.03)           (0.05)           (0.05)            (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ..........          (0.95)            5.73            (4.58)             1.40
                                                            ------          -------           ------            ------
   Total from investment operations. ..............          (0.98)            5.68            (4.63)             1.37
                                                            ------          -------           ------            ------
Net asset value, end of period ....................         $11.44          $ 12.42           $ 6.74            $11.37
                                                            ======          =======           ======            ======
Total return* .....................................          (7.89%)          84.27%          (40.72%)           13.70%
                                                            ======          =======           ======            ======

Ratios/Supplemental Data

Net assets, end of period (in millions) ...........         $ 0.77          $  0.26           $ 0.03            $ 0.02
Ratio of expenses to average net assets**. ........           1.53%            1.50%            1.33%             1.33%
Ratio of net investment loss
   to average net assets** ........................          (1.01%)          (1.00%)          (0.84%)           (0.96%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ....................           8.97%           10.45%           15.72%             7.26%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ....................          (8.45%)          (9.96%)         (15.23%)           (6.89%)
Portfolio turnover rate. ..........................             25%              44%              19%                5%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                CLASS B
-------------------------------------------------------------------------------------------------------------------
                                                            SIX                                         FOR THE
                                                        MONTHS ENDED      YEAR           YEAR           PERIOD
                                                       SEPTEMBER 30,      ENDED          ENDED           ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 2004         MARCH 31,     MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)        2004          2003           2002***
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............      $12.19         $  6.67         $11.33          $10.00
                                                          ------         -------         ------          ------
   Income from investment operations:

       Net investment loss .........................       (0.07)          (0.10)         (0.10)          (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) ...........       (0.93)           5.62          (4.56)           1.42
                                                          ------         -------         ------          ------
   Total from investment operations. ...............       (1.00)           5.52          (4.66)           1.33
                                                          ------         -------         ------          ------
Net asset value, end of period .....................      $11.19         $ 12.19         $ 6.67          $11.33
                                                          ======         =======         ======          ======
Total return* ......................................       (8.20%)         82.76%        (41.13%)         13.30%
                                                          ======         =======         ======          ======

Ratios/Supplemental Data

Net assets, end of period
   (in millions) ...................................      $ 0.29           $0.09         $ 0.01          $ 0.01
Ratio of expenses to average
   net assets**. ...................................        2.28%           2.26%          2.08%           2.08%
Ratio of net investment loss
   to average net assets** .........................       (1.78%)         (1.77%)        (1.60%)         (1.71%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** .....................        9.73%          11.17%         15.89%           9.49%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** .....................       (9.23%)        (10.68%)       (15.41%)         (9.12%)
Portfolio turnover rate. ...........................          25%             44%            19%              5%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                            SIX                                               FOR THE
                                                       MONTHS ENDED          YEAR             YEAR            PERIOD
                                                       SEPTEMBER 30,         ENDED            ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                2004            MARCH 31,         MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                       (unaudited)           2004             2003           2002***
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............        $12.19          $  6.67            $11.33           $10.00
                                                           ------          -------            ------           ------
   Income from investment operations:

       Net investment loss ........................         (0.10)           (0.04)            (0.12)           (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) ..........         (0.90)            5.56             (4.54)            1.42
                                                           ------          -------            ------           ------
   Total from investment operations. ..............         (1.00)            5.52             (4.66)            1.33
                                                           ------          -------            ------           ------
Net asset value, end of period ....................        $11.19          $ 12.19            $ 6.67           $11.33
                                                           ======          =======            ======           ======
Total return* .....................................         (8.20%)          82.76%           (41.13%)          13.30%
                                                           ======          =======            ======           ======

Ratios/Supplemental Data

Net assets, end of period
   (in millions) ..................................        $ 0.44          $  0.45           $  0.01          $  0.01
Ratio of expenses to average
   net assets**. ..................................          2.28%            2.27%             2.08%            2.08%
Ratio of net investment loss
   to average net assets** ........................         (1.75%)          (1.69%)           (1.61%)          (1.71%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ....................          9.68%           10.83%            15.75%            9.49%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ....................         (9.15%)         (10.25%)          (15.28%)          (9.12%)
Portfolio turnover rate. ..........................            25%              44%               19%               5%
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                       CLASS R
-----------------------------------------------------------------------------------------
                                                                SIX             FOR THE
                                                           MONTHS ENDED         PERIOD
                                                           SEPTEMBER 30,         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    2004            MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)          2004#
-----------------------------------------------------------------------------------------
Net asset value, beginning of period ..............            $12.39            $12.30
                                                               ------            ------
   Income from investment operations:

       Net investment loss ........................             (0.08)            (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ..........             (0.91)             0.11
                                                               ------            ------
   Total from investment operations. ..............             (0.99)             0.09
                                                               ------            ------
Net asset value, end of period ....................            $11.40            $12.39
                                                               ======            ======
Total return* .....................................             (7.99%)            0.73%
                                                               ======            ======

Ratios/Supplemental Data

Net assets, end of period
   (in millions) ..................................            $ 0.01            $ 0.01
Ratio of expenses to average
   net assets**. ..................................              1.78%             1.78%
Ratio of net investment loss
   to average net assets** ........................             (1.27%)           (1.12%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ....................              9.20%             6.74%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ....................             (8.69%)           (6.08%)
Portfolio turnover rate. ..........................                25%               44%
-----------------------------------------------------------------------------------------

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I BEGAN OCTOBER 12, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

See Accompanying Notes to Financial Statements.

66 & 67

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX                                                 FOR THE
                                                                  MONTHS ENDED          YEAR               YEAR           PERIOD
                                                                 SEPTEMBER 30,          ENDED              ENDED           ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                           2004            MARCH 31,          MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 (unaudited)           2004               2003           2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................        $15.18            $  8.29            $12.62          $10.00
                                                                     ------            -------            ------          ------
   Income from investment operations:
       Net investment loss ..................................         (0.04)             (0.09)            (0.02)          (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ....................         (0.63)              7.03             (4.31)           2.65
                                                                     ------            -------            ------          ------
   Total from investment operations .........................         (0.67)              6.94             (4.33)           2.62
                                                                     ------            -------            ------          ------
Less distributions:
       Dividends from net
          investment income .................................            --              (0.05)               --              --
                                                                     ------            -------            ------          ------
   Total distributions ......................................            --              (0.05)               --              --
                                                                     ------            -------            ------          ------
Net asset value, end of period ..............................        $14.51            $ 15.18            $ 8.29          $12.62
                                                                     ======            =======            ======          ======
Total return* ...............................................         (4.41%)            83.80%           (34.31%)         26.20%
                                                                     ======            =======            ======          ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ............................................        $    6            $     7            $    3           $   4
Ratio of expenses to
   average net assets**. ....................................          1.28%              1.23%             1.08%           1.08%
Ratio of net investment loss
   to average net assets** ..................................         (0.44%)            (0.80%)           (0.59%)         (0.60%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers**. .............................          1.98%              4.31%             7.28%           6.06%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ..............................         (1.14%)            (3.88%)           (6.79%)         (5.58%)
Portfolio turnover rate. ....................................            20%                23%               26%              0%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX                                              FOR THE
                                                                   MONTHS ENDED         YEAR             YEAR             PERIOD
                                                                   SEPTEMBER 30,        ENDED            ENDED             ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2004           MARCH 31,        MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)          2004            2003             2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................         $15.08          $  8.26           $12.60            $10.00
                                                                      ------          -------           ------            ------
   Income from investment operations:
       Net investment loss ..................................          (0.04)           (0.05)           (0.08)            (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) ....................          (0.64)            6.92            (4.26)             2.62
                                                                      ------          -------           ------            ------
   Total from investment operations .........................          (0.68)            6.87            (4.34)             2.60
                                                                      ------          -------           ------            ------
Less distributions:
       Dividends from net
          investment income .................................             --            (0.05)              --                --
                                                                      ------          -------           ------            ------
   Total distributions ......................................             --            (0.05)              --                --
                                                                      ------          -------           ------            ------
Net asset value, end of period ..............................         $14.40           $15.08           $ 8.26            $12.60
                                                                      ======          =======           ======            ======
Total return* ...............................................          (4.51%)          83.26%          (34.44%)           26.00%
                                                                      ======          =======           ======            ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ............................................         $   49          $    21           $    2            $ 0.24
Ratio of expenses to
   average net assets**. ....................................           1.53%            1.51%            1.33%             1.33%
Ratio of net investment loss
   to average net assets** ..................................          (0.72%)          (1.07%)          (0.83%)           (0.93%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers**. .............................           2.23%            4.24%            7.75%             6.85%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ..............................          (1.42%)          (3.80%)          (7.25%)           (6.45%)
Portfolio turnover rate. ....................................             20%              23%              26%                0%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                               CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                       SIX                                                FOR THE
                                                   MONTHS ENDED         YEAR              YEAR            PERIOD
                                                  SEPTEMBER 30,         ENDED             ENDED            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           2004            MARCH 31,         MARCH 31,        MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                  (unaudited)           2004             2003            2002***
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........     $14.82            $ 8.17             $12.56             $10.00
                                                     ------            ------             ------             ------
   Income from investment operations:
       Net investment loss .....................      (0.07)            (0.15)             (0.12)             (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) .......      (0.65)             6.85              (4.27)              2.59
                                                     ------            ------             ------             ------
   Total from investment operations ............      (0.72)             6.70              (4.39)              2.56
                                                     ------            ------             ------             ------
Less distributions:
       Dividends from net
          investment income ....................         --             (0.05)                --                 --
                                                     ------            ------             ------             ------
   Total distributions .........................         --             (0.05)                --                 --
                                                     ------            ------             ------             ------
Net asset value, end of period .................     $14.10            $14.82             $ 8.17             $12.56
                                                     ======            ======             ======             ======
Total return* ..................................      (4.86%)           82.09%            (34.95%)            25.60%
                                                     ======            ======             ======             ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ...............................     $    2            $ 0.74             $ 0.18             $ 0.05
Ratio of expenses to
   average net assets**. .......................       2.28%             2.25%              2.08%              2.08%
Ratio of net investment loss
   to average net assets** .....................      (1.49%)           (1.81%)            (1.58%)            (1.60%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers**. ................       2.98%             5.11%              8.44%              9.19%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** .................      (2.19%)           (4.67%)            (7.94%)            (8.71%)
Portfolio turnover rate. .......................         20%               23%                26%                 0%
-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C
----------------------------------------------------------------------------------------------------------------------
                                                         SIX                                              FOR THE
                                                    MONTHS ENDED          YEAR             YEAR           PERIOD
                                                    SEPTEMBER 30,         ENDED            ENDED           ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK             2004            MARCH 31,        MARCH 31,       MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                    (unaudited)          2004             2003           2002***
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........       $14.82          $  8.17           $12.56           $10.00
                                                       ------          -------           ------           ------
   Income from investment operations:
       Net investment loss .....................        (0.08)           (0.13)           (0.12)           (0.01)
       Net gain (loss) on securities
          (both realized and unrealized) .......        (0.64)            6.83            (4.27)            2.57
                                                       ------          -------           ------           ------
   Total from investment operations ............        (0.72)            6.70            (4.39)            2.56
                                                       ------          -------           ------           ------
Less distributions:
       Dividends from net
          investment income ....................           --            (0.05)              --               --
                                                       ------          -------           ------           ------
   Total distributions .........................           --            (0.05)              --               --
                                                       ------          -------           ------           ------
Net asset value, end of period .................       $14.10           $14.82           $ 8.17           $12.56
                                                       ======          =======           ======           ======
Total return* ..................................        (4.86%)          82.09%          (34.95%)          25.60%
                                                       ======          =======           ======           ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ...............................       $    9          $     5           $ 0.32           $ 0.16
Ratio of expenses to
   average net assets**. .......................         2.28%            2.26%            2.08%            2.08%
Ratio of net investment loss
   to average net assets** .....................        (1.50%)          (1.83%)          (1.58%)          (1.70%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers**. ................         2.98%            4.95%            8.35%            9.62%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** .................        (2.20%)          (4.52%)          (7.85%)          (9.24%)
Portfolio turnover rate. .......................           20%              23%              26%               0%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                   CLASS R
--------------------------------------------------------------------------------------
                                                             SIX              FOR THE
                                                        MONTHS ENDED          PERIOD
                                                        SEPTEMBER 30,          ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 2004             MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                        (unaudited)           2004#
--------------------------------------------------------------------------------------
Net asset value, beginning of period ...........           $15.06            $14.68
                                                           ------            ------
   Income from investment operations:
       Net investment loss .....................            (0.07)            (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) .......            (0.63)             0.40
                                                           ------            ------
   Total from investment operations ............            (0.70)             0.38
                                                           ------            ------
Less distributions:
       Dividends from net
          investment income ....................               --                --
                                                           ------            ------
   Total distributions .........................               --                --
                                                           ------            ------
Net asset value, end of period .................           $14.36            $15.06
                                                           ======            ======
Total return* ..................................           (4.65%)             2.59%
                                                           ======            ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ...............................           $    0            $ 0.01
Ratio of expenses to
   average net assets**. .......................            1.78%              1.78%
Ratio of net investment loss
   to average net assets** .....................           (0.92%)            (1.40%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers**. ................            2.48%              3.13%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** .................           (1.62%)            (2.75%)
Portfolio turnover rate. .......................              20%                23%
--------------------------------------------------------------------------------------

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN OCTOBER 15, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

See Accompanying Notes to Financial Statements.

68 & 69

FINANCIAL HIGHLIGHTS
MID CAP FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS I
--------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX                                       FOR THE
                                                                   MONTHS ENDED              YEAR                PERIOD
                                                                   SEPTEMBER 30,             ENDED               ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            2004                MARCH 31,            MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)              2004               2003***
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................       $12.80               $  7.77              $10.00
                                                                      ------               -------              ------
   Income from investment operations:
       Net investment loss ....................................        (0.05)                (0.07)              (0.04)
       Net gain (loss) on securities
          (both realized and unrealized) ......................        (0.91)                 5.10               (2.19)
                                                                      ------               -------              ------
   Total from investment operations. ..........................        (0.96)                 5.03               (2.23)
                                                                      ------               -------              ------
Net asset value, end of period ................................       $11.84               $ 12.80              $ 7.77
                                                                      ======               =======              ======
Total return* .................................................        (7.50%)               64.74%             (22.30%)
                                                                      ======               =======              ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ..............................................       $    2               $     3              $    1
Ratio of expenses to
   average net assets** .......................................         1.28%                 1.23%               1.08%
Ratio of net investment loss
   to average net assets** ....................................        (0.72%)               (0.74%)             (0.56%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ................................         9.66%                17.78%              27.90%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ................................        (9.10%)              (17.29%)            (27.38%)
Portfolio turnover rate .......................................           11%                   22%                 11%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                                                         SIX                                   FOR THE
                                                                     MONTHS ENDED            YEAR               PERIOD
                                                                    SEPTEMBER 30,           ENDED               ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                              2004              MARCH 31,           MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                    (unaudited)             2004              2003***
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................        $12.74              $   7.75            $10.00
                                                                       ------              --------            ------
   Income from investment operations:
       Net investment loss ....................................         (0.05)                (0.04)            (0.03)
       Net gain (loss) on securities
          (both realized and unrealized) ......................         (0.92)                 5.03             (2.22)
                                                                       ------              --------            ------
   Total from investment operations. ..........................         (0.97)                 4.99             (2.25)
                                                                       ------              --------            ------
Net asset value, end of period ................................        $11.77              $  12.74            $ 7.75
                                                                       ======              ========            ======
Total return* .................................................         (7.61%)               64.39%           (22.50%)
                                                                       ======              ========            ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) ..............................................        $    2              $      1            $ 0.08
Ratio of expenses to
   average net assets** .......................................          1.53%                 1.51%             1.33%
Ratio of net investment loss
   to average net assets** ....................................         (0.97%)               (1.02%)           (0.83%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ................................          9.93%                16.36%            29.57%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ................................         (9.37%)              (15.87%)          (29.07%)
Portfolio turnover rate .......................................            11%                   22%               11%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS B
--------------------------------------------------------------------------------------------------------------------------------
                                                                         SIX                                    FOR THE
                                                                     MONTHS ENDED            YEAR               PERIOD
                                                                    SEPTEMBER 30,            ENDED               ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             2004               MARCH 31,           MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                    (unaudited)             2004               2003***
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $12.55              $  7.69              $10.00
                                                                       ------              -------              ------
   Income from investment operations:
       Net investment loss .......................................      (0.10)               (0.11)              (0.12)
       Net gain (loss) on securities
          (both realized and unrealized) .........................      (0.90)                4.97               (2.19)
                                                                       ------              -------              ------
   Total from investment operations. .............................      (1.00)                4.86               (2.31)
                                                                       ------              -------              ------
Net asset value, end of period ...................................     $11.55              $ 12.55              $ 7.69
                                                                       ======              =======              ======
Total return* ....................................................      (7.97%)              63.20%             (23.10%)
                                                                       ======              =======              ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) .................................................     $ 0.06              $  0.05              $ 0.01
Ratio of expenses to
   average net assets** ..........................................       2.28%                2.26%               2.08%
Ratio of net investment loss
   to average net assets** .......................................      (1.74%)              (1.77%)             (1.56%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ...................................      10.69%               17.78%              28.71%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ...................................     (10.15%)             (17.29%)            (28.19%)
Portfolio turnover rate ..........................................         11%                  22%                 11%
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS C
------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX                                   FOR THE
                                                                      MONTHS ENDED            YEAR               PERIOD
                                                                      SEPTEMBER 30,           ENDED               ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                               2004              MARCH 31,           MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                     (unaudited)              2004              2003***
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................       $12.55             $  7.69              $10.00
                                                                         ------             -------              ------
   Income from investment operations:
       Net investment loss .......................................        (0.08)              (0.05)              (0.09)
       Net gain (loss) on securities
          (both realized and unrealized) .........................        (0.92)               4.91               (2.22)
                                                                         ------             -------              ------
   Total from investment operations. .............................        (1.00)               4.86               (2.31)
                                                                         ------             -------              ------
Net asset value, end of period ...................................       $11.55             $ 12.55              $ 7.69
                                                                         ======             =======              ======
Total return* ....................................................        (7.97%)             63.20%             (23.10%)
                                                                         ======             =======              ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) .................................................       $ 0.92             $  0.51              $ 0.02
Ratio of expenses to
   average net assets** ..........................................         2.28%               2.27%               2.08%
Ratio of net investment loss
   to average net assets** .......................................        (1.73%)             (1.77%)             (1.56%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ...................................        10.69%              16.60%              29.53%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ...................................       (10.14%)            (16.10%)            (29.01%)
Portfolio turnover rate ..........................................           11%                 22%                 11%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                   CLASS R
------------------------------------------------------------------------------------------------------
                                                                            SIX               FOR THE
                                                                       MONTHS ENDED           PERIOD
                                                                       SEPTEMBER 30,           ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                2004              MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       (unaudited)            2003#
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................        $12.72              $12.30
                                                                          ------              ------
   Income from investment operations:
       Net investment loss .......................................         (0.07)              (0.02)
       Net gain (loss) on securities
          (both realized and unrealized) .........................         (0.91)               0.44
                                                                          ------              ------
   Total from investment operations. .............................         (0.98)               0.42
                                                                          ------              ------
Net asset value, end of period ...................................        $11.74              $12.72
                                                                          ======              ======
Total return* ....................................................         (7.71%)              3.42%
                                                                          ======              ======
Ratios/Supplemental Data

Net assets, end of period
   (in millions) .................................................        $ 0.01              $ 0.01
Ratio of expenses to
   average net assets** ..........................................          1.78%               1.78%
Ratio of net investment loss
   to average net assets** .......................................         (1.22%)             (1.25%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ...................................         10.15%               8.07%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ...................................         (9.59%)             (7.54%)
Portfolio turnover rate ..........................................            11%                 22%
------------------------------------------------------------------------------------------------------

* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I BEGAN MAY 1, 2002.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

See Accompanying Notes to Financial Statements.

70 & 71

                       This page intentionally left blank

                       This page intentionally left blank

AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE&
       TECHNOLOGY FUND
AFBA 5STAR SMALLCAP FUND
AFBA 5STAR MIDCAP FUND

[AFBA LOGO OMITTED]
AFBA 5STAR FUND, INC.

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com


SHAREHOLDER INQUIRIES 1-888-578-2733

BB10432                                                  5/03        AR12SAR-904

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               AFBA 5Star Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)   /s/ John A Johnson
                          ------------------------------------------------------
                          John A. Johnson, Chief Executive Officer
                          (principal executive officer)

Date               November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ John A Johnson
                        --------------------------------------------------------
                           John A. Johnson, Chief Executive Officer
                           (principal executive officer)

Date               November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)   /s/ Kimberley E. Wooding
                        --------------------------------------------------------
                           Kimberley E. Wooding, Chief Financial Officer
                          (principal financial officer)

Date               November 29, 2004
    ----------------------------------------------------------------------------